UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

The Managers Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: June 30

Date of reporting period:	July 1, 2010 – December 31, 2010
(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Funds

December 31, 2010

Managers Cadence Capital Appreciation Fund
(formerly Allianz CCM Capital Appreciation Fund)

Managers Cadence Focused Growth Fund
(formerly Allianz CCM Focused Growth Fund)

Managers Cadence Mid-Cap Fund
(formerly Allianz CCM Mid-Cap Fund)

Managers Cadence Emerging Companies Fund
(formerly Allianz CCM Emerging Companies Fund)

Managers
INVESTMENT GROUP

SAR065-1210

The Managers Cadence Funds

Semi-Annual Report — December 31, 2010 (unaudited)

TABLE OF CONTENTS	Page
ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	6

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS
Managers Cadence Capital Appreciation Fund	8
Managers Cadence Focused Growth Fund	11
Managers Cadence Mid-Cap Fund	14
Managers Cadence Emerging Companies Fund	17

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	20
Funds’ balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	22
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	23
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	26
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	34
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	44

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended December 31, 2010	Expense Ratio for the Period	Beginning Account Value 07/01/2010	Ending Account Value 12/31/2010	Expenses Paid During the Period*
Managers Cadence Capital Appreciation Fund
Class A
Based on Actual Fund Return	1.12%	$1,000	$1,246	$6.34
Based on Hypothetical 5% Annual Return	1.12%	$1,000	$1,020	$5.70
Class B
Based on Actual Fund Return	1.87%	$1,000	$1,241	$10.56
Based on Hypothetical 5% Annual Return	1.87%	$1,000	$1,016	$9.50
Class C
Based on Actual Fund Return	1.82%	$1,000	$1,241	$10.28
Based on Hypothetical 5% Annual Return	1.82%	$1,000	$1,016	$9.25
Class D
Based on Actual Fund Return	1.12%	$1,000	$1,246	$6.34
Based on Hypothetical 5% Annual Return	1.12%	$1,000	$1,020	$5.70
Institutional Class
Based on Actual Fund Return	0.72%	$1,000	$1,248	$4.08
Based on Hypothetical 5% Annual Return	0.72%	$1,000	$1,022	$3.67
Administrative Class
Based on Actual Fund Return	0.97%	$1,000	$1,247	$5.49
Based on Hypothetical 5% Annual Return	0.97%	$1,000	$1,020	$4.94
Class P
Based on Actual Fund Return	0.82%	$1,000	$1,248	$4.65
Based on Hypothetical 5% Annual Return	0.82%	$1,000	$1,021	$4.18
Class R
Based on Actual Fund Return	1.37%	$1,000	$1,245	$7.75
Based on Hypothetical 5% Annual Return	1.37%	$1,000	$1,018	$6.97
Managers Cadence Focused Growth Fund
Class A
Based on Actual Fund Return	1.11%	$1,000	$1,247	$6.29
Based on Hypothetical 5% Annual Return	1.11%	$1,000	$1,020	$5.65
Class C
Based on Actual Fund Return	1.86%	$1,000	$1,242	$10.51
Based on Hypothetical 5% Annual Return	1.86%	$1,000	$1,016	$9.45
Class D
Based on Actual Fund Return	1.11%	$1,000	$1,246	$4.30
Based on Hypothetical 5% Annual Return	1.11%	$1,000	$1,020	$3.87
Institutional Class
Based on Actual Fund Return	0.76%	$1,000	$1,248	$4.31
Based on Hypothetical 5% Annual Return	0.76%	$1,000	$1,021	$3.87
Administrative Class
Based on Actual Fund Return	1.01%	$1,000	$1,253	$5.74
Based on Hypothetical 5% Annual Return	1.01%	$1,000	$1,020	$5.14
Class P
Based on Actual Fund Return	0.81%	$1,000	$1,249	$4.65
Based on Hypothetical 5% Annual Return	0.81%	$1,000	$1,021	$4.18

About Your Fund’s Expenses (continued)

Six Months Ended December 31,2010	Expense Ratio for the Period	Beginning Account Value 07/01/2010	Ending Account Value 12/31/2010	Expenses Paid During the Period*
Managers Cadence Mid-Cap Fund
Class A
Based on Actual Fund Return	1.12%	$1,000	$1,303	$6.50
Based on Hypothetical 5% Annual Return	1.12%	$1,000	$1,020	$5.70
Class B
Based on Actual Fund Return	1.87%	$1,000	$1,298	$10.83
Based on Hypothetical 5% Annual Return	1.87%	$1,000	$1,016	$9.50
Class C
Based on Actual Fund Return	1.84%	$1,000	$1,298	$10.66
Based on Hypothetical 5% Annual Return	1.84%	$1,000	$1,016	$9.35
Class D
Based on Actual Fund Return	1.12%	$1,000	$1,303	$6.50
Based on Hypothetical 5% Annual Return	1.12%	$1,000	$1,020	$5.70
Institutional Class
Based on Actual Fund Return	0.72%	$1,000	$1,305	$4.18
Based on Hypothetical 5% Annual Return	0.72%	$1,000	$1,022	$3.67
Administrative Class
Based on Actual Fund Return	0.97%	$1,000	$1,304	$5.63
Based on Hypothetical 5% Annual Return	0.97%	$1,000	$1,020	$4.94
Class P
Based on Actual Fund Return	0.82%	$1,000	$1,305	$4.76
Based on Hypothetical 5% Annual Return	0.82%	$1,000	$1,021	$4.18
Class R
Based on Actual Fund Return	1.37%	$1,000	$1,301	$6.44
Based on Hypothetical 5% Annual Return	1.37%	$1,000	$1,018	$6.97
Managers Cadence Emerging Companies Fund
Insitutional Class
Based on Actual Fund Return	1.42%	$1,000	$1,405	$8.61
Based on Hypothetical 5% Annual Return	1.42%	$1,000	$1,018	$7.22
Administrative Class
Based on Actual Fund Return	1.67%	$1,000	$1,404	$10.12
Based on Hypothetical 5% Annual Return	1.67%	$1,000	$1,017	$8.49

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Fund Performance

All periods ended December 31, 2010 (unaudited)

The tables below show the Funds’ average annual total returns since inception through December 31, 2010 and each Fund’s relative index for the same time periods.

		Average Annual Total Returns[1]
		Six Months	One Year	Five Years	Ten Years	Since Inception	Inception Date
Managers Cadence Capital Appreciation Fund[2,3,4,5,6]
Class A	No Load	24.56%	15.63%	0.23%	(0.34)%	5.08%	01/20/1997
Class A	With Load	17.43%	8.96%	(0.95)%	(0.93)%	4.63%
Class B	No Load	24.08%	14.77%	(0.52)%	(1.10)%	4.29%	01/20/1997
Class B	With Load	19.08%	9.77%	(0.86)%	(1.10)%	4.29%
Class C	No Load	24.08%	14.80%	(0.50)%	(1.08)%	4.30%	01/20/1997
Class C	With Load	23.08%	13.80%	(0.50)%	(1.08)%	4.30%
Class D		24.61%	15.65%	0.24%	(0.34)%	2.73%	04/08/1998
Institutional Class		24.80%	16.07%	0.63%	0.05%	9.21%	03/08/1991
Administrative Class		24.68%	15.78%	0.39%	(0.17)%	6.75%	07/31/1996
Class P		24.79%	15.96%	—	—	(1.87)%	07/07/2008
Class R		24.47%	15.38%	(0.01)%	—	5.47%	12/31/2002
Russell 1000® Growth Index[9]		26.37%	16.71%	3.75%	0.02%
Managers Cadence Focused Growth Fund[2,3,4,5,6]
Class A	No Load	24.67%	12.57%	—	—	(0.79)%	7/5/2006
Class A	With Load	17.44%	6.12%	—	—	(2.10)%
Class C	No Load	24.16%	11.61%	—	—	(1.54)%	7/5/2006
Class C	With Load	23.16%	10.61%	—	—	(1.54)%
Class D		24.63%	12.54%	—	—	(0.36)%	7/5/2006
Institutional Class		24.82%	12.83%	1.02%	(1.38)%	0.30%	8/31/1999
Administrative Class		25.32%	13.06%	—	—	(0.17)%	9/15/2006
Class P		24.85%	12.92%	—	—	(2.16)%	7/7/2008
Russell 1000® Growth Index[9]		26.37%	16.71%	3.75%	0.02%
Managers Cadence Mid-Cap Fund[2,7]
Class A	No Load	30.26%	26.45%	2.05%	2.11%	6.79%	01/13/1997
Class A	With Load	22.79%	19.15%	0.85%	1.51%	6.33%
Class B	No Load	29.76%	25.49%	1.28%	1.35%	5.99%	01/13/1997
Class B	With Load	24.76%	20.49%	0.96%	1.35%	5.99%
Class C	No Load	29.81%	25.54%	1.29%	1.35%	5.99%	01/13/1997
Class C	With Load	28.81%	24.54%	1.29%	1.35%	5.99%
Class D		30.29%	26.43%	2.05%	2.12%	4.69%	04/08/1998
Institutional Class		30.53%	26.98%	2.46%	2.51%	10.04%	08/26/1991
Administrative Class		30.40%	26.65%	2.20%	2.24%	9.78%	11/30/1994
Class P		30.45%	26.77%	—	—	(0.60)%	07/07/2008
Class R		30.13%	26.12%	1.80%	—	8.23%	12/31/2002
Russell MidCap® Growth Index[10]		30.71%	26.38%	4.88%	3.12%
Managers Cadence Emerging Companies Fund[2,4,6,8]
Institutional Class		40.49%	40.01%	2.42%	6.90%	11.16%	06/25/1993
Administrative Class		40.35%	39.74%	2.17%	6.64%	9.07%	04/01/1996
Russell MicroCap® Growth Index[11]		32.02%	29.49%	1.58%	4.22%
Russell 2000® Growth Index[12]		32.14%	29.09%	5.30%	3.78%

Fund Performance

All periods ended December 31, 2010 (continued)

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Performance differences among the share classes are due to differences in sales charge structures and class expenses. Returns shown reflect a maximum sales charge of 5.75% on Class A, as well as the applicable contingent deferred sales charge (CDSC) on Class B and C shares. The Class B shares’ CDSC declines annually between years 1 through 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge is assessed after year six. Class C shares held for less than one year are subject to a 1% CDSC.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of December, 31, 2010. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[4]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
[5]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[6]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[7]

The Fund is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[8]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[9]

The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratio and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[10]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[11]

The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes those Russell Microcap® Growth Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell Microcap® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[12]

The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

Managers Cadence Capital Appreciation Fund

Fund Snapshots

December 31, 2010 (unaudited)

Portfolio Breakdown

Industry	Managers Cadence Capital Appreciation Fund**	Russell 1000® Growth Index
Information Technology	32.4%	30.9%
Consumer Discretionary	13.4%	14.7%
Industrials	9.4%	13.3%
Consumer Staples	9.3%	9.5%
Energy	9.1%	10.9%
Health Care	9.1%	9.8%
Materials	7.4%	5.3%
Financials	6.2%	4.7%
Telecommunication Services	1.2%	0.8%
Utilities	0.0%	0.1%
Other Assets and Liabilities	2.5%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Apple, Inc.*	4.0%
Microsoft Corp.*	2.2
Google, Inc.*	2.2
Oracle Corp.*	1.8
Cisco Systems, Inc.*	1.7
Schlumberger, Ltd.	1.6
Agilent Technologies, Inc.	1.6
International Business Machines Corp.*	1.5
EQT Corp.	1.5
Ford Motor Co.	1.4

Top Ten as a Group	19.5%

*	Top Ten Holding at June 30, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments

December 31, 2010 (unaudited)

	Shares	Value
Common Stocks - 97.5%
Consumer Discretionary - 13.4%
Amazon.com, Inc.*	59,840	$10,771,200
Bed Bath & Beyond, Inc.*	93,420	4,591,593
Coach, Inc.	167,710	9,276,040
DIRECTV, Class A*	250,000	9,982,500
Family Dollar Stores, Inc.	212,270	10,551,942
Ford Motor Co.*	751,230	12,613,152
Johnson Controls, Inc.	276,536	10,563,675
Mattel, Inc.	407,640	10,366,285
McDonald’s Corp.	117,270	9,001,645
Omnicom Group, Inc.	236,830	10,846,814
Starbucks Corp.	329,810	10,596,795
TJX Cos., Inc., The	217,830	9,669,474
Total Consumer Discretionary		118,831,115
Consumer Staples - 9.3%
Coca-Cola Co., The	166,280	10,936,236
Colgate-Palmolive Co.	120,350	9,672,530
Costco Wholesale Corp.	151,200	10,918,152
H.J. Heinz Co.	158,950	7,861,667
Hershey Foods Corp.	217,540	10,257,011
Philip Morris International, Inc.	204,930	11,994,553
Wal-Mart Stores, Inc.	180,930	9,757,555
Whole Foods Market, Inc.*	217,530	11,004,843
Total Consumer Staples		82,402,547
Energy - 9.1%
Chevron Corp.	119,700	10,922,625
EQT Corp.	290,090	13,007,636
Exxon Mobil Corp.	148,500	10,858,320
National-Oilwell Varco, Inc.	148,470	9,984,607
Occidental Petroleum Corp.	109,110	10,703,691
Peabody Energy Corp.	174,840	11,186,263
Schlumberger, Ltd.	168,560	14,074,760
Total Energy		80,737,902
Financials - 6.2%
Aflac, Inc.	177,680	10,026,482
American Express Co.	255,730	10,975,932
Lazard, Ltd., Class A	262,600	10,370,074
Metlife, Inc.	250,950	11,152,218
Wells Fargo & Co.	403,360	12,500,126
Total Financials		55,024,832

	Shares	Value
Health Care - 9.1%
Abbott Laboratories	231,260	$11,079,667
Allergan, Inc.	142,920	9,814,316
Cardinal Health, Inc.	290,090	11,113,348
Eli Lilly and Co.	249,260	8,734,070
Hospira, Inc.*	149,500	8,325,655
McKesson Corp.	130,590	9,190,924
Varian Medical Systems, Inc.*	170,635	11,821,593
Waters Corp.*	132,510	10,297,352
Total Health Care		80,376,925
Industrials - 9.4%
Cooper Industries PLC	162,580	9,476,788
Dover Corp.	180,620	10,557,239
Emerson Electric Co.	188,930	10,801,128
Goodrich Corp.	121,290	10,682,010
Grainger (W.W.), Inc.	82,960	11,457,606
Joy Global, Inc.	124,542	10,804,019
Norfolk Southern Corp.	130,510	8,198,638
United Parcel Service, Inc., Class B	153,540	11,143,933
Total Industrials		83,121,361
Information Technology - 32.4%
Activision Blizzard, Inc.	842,630	10,482,317
Agilent Technologies, Inc.*	336,070	13,923,380
Apple, Inc.*	110,360	35,597,722
Broadcom Corp., Class A	244,460	10,646,233
Cisco Systems, Inc.*	731,490	14,798,043
Citrix Systems, Inc.*	176,990	12,107,886
eBay, Inc.*	361,110	10,049,691
EMC Corp.*	493,610	11,303,669
Google, Inc.*	32,420	19,256,507
Intel Corp.	547,340	11,510,560
International Business Machines Corp.	93,360	13,701,514
Intuit, Inc.*	213,930	10,546,749
KLA-Tencor Corp.	306,400	11,839,296
Microsoft Corp.	699,620	19,533,390
NetApp, Inc.*	215,590	11,848,826
Oracle Corp.	524,240	16,408,712
QUALCOMM, Inc.	222,920	11,032,311
Rovi Corp.*	201,200	12,476,412
Teradata Corp.*	254,930	10,492,919
VMware, Inc. Class A*	129,280	11,494,285

The accompanying notes are an integral part of these financial statements.

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 32.4% (continued)
Xerox Corp.	747,540	$8,611,661
Total Information Technology		287,662,083
Materials - 7.4%
Cliffs Natural Resources, Inc.	146,810	11,452,648
E.I. du Pont de Nemours & Co.	216,140	10,781,063
Freeport McMoRan Copper & Gold, Inc., Class B	76,700	9,210,903
International Paper Co.	438,460	11,943,651
Mosaic Co., The	152,440	11,640,318
PPG Industries, Inc.	131,440	11,050,161
Total Materials		66,078,744

	Shares	Value
Telecommunication Services - 1.2%
American Tower Corp., Class A*	206,960	$10,687,414
Total Common Stocks (cost $683,071,594)		864,922,923
Short-Term Investments - 2.6%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14% (cost $23,401,749)	23,401,749	23,401,749
Total Investments - 100.1% (cost $706,473,343)		888,324,672
Other Assets, less Liabilities - (0.1)%		(772,537)
Net Assets - 100.0%		$887,552,135

Note: Based on the approximate cost of investments of $707,416,578, for Federal income tax purposes at December 31, 2010, the aggregate gross unrealized appreciation and depreciation were $185,520,916 and $4,612,822, respectively, resulting in net unrealized appreciation of investments of $180,908,094.

*	Non-income-producing security.
[1]

Yield shown for each investment company represents the December 31, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of December 31, 2010: (See Note 1 (a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Common Stocks†	$864,922,923	—	—	$864,922,923
Short-Term Investments	23,401,749	—	—	23,401,749

Total Investments in Securities	$888,324,672	—	—	$888,324,672

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of December 31, 2010, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Managers Cadence Focused Growth Fund

Fund Snapshots

December 31, 2010 (unaudited)

Portfolio Breakdown

Industry	Managers Cadence Focused Growth Fund**	Russell 1000® Growth Index
Information Technology	29.3%	30.9%
Consumer Discretionary	16.7%	14.7%
Energy	11.1%	10.9%
Industrials	10.4%	13.3%
Health Care	9.6%	9.8%
Consumer Staples	9.3%	9.5%
Financials	5.1%	4.7%
Materials	4.6%	5.3%
Telecommunication Services	2.4%	0.8%
Utilities	0.0%	0.1%
Other Assets and Liabilities	1.1%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Apple, Inc.*	4.0%
United Parcel Service, Inc., Class B	2.8
Alpha Natural Resources, Inc.	2.7
Emerson Electric Co.	2.6
Metlife, Inc.	2.6
Exxon Mobil Corp.	2.6
American Express Co.*	2.6
Citrix Systems, Inc.	2.5
Starbucks Corp.	2.5
Microsoft Corp.*	2.5

Top Ten as a Group	27.4%

*	Top Ten Holding at June 30, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Cadence Focused Growth Fund

Schedule of Portfolio Investments

December 31, 2010 (unaudited)

	Shares	Value
Common Stocks - 98.5%
Consumer Discretionary - 16.7%
Amazon.com, Inc.*	3,110	$559,800
DIRECTV, Class A*	12,670	505,913
Family Dollar Stores, Inc.	11,670	580,116
Ford Motor Co.*	33,150	556,589
McDonald’s Corp.	7,150	548,834
Starbucks Corp.	18,340	589,264
TJX Cos., Inc., The	11,820	524,690
Total Consumer Discretionary		3,865,206
Consumer Staples - 9.3%
Hershey Foods Corp.	11,130	524,780
Philip Morris International, Inc.	9,310	544,914
Wal-Mart Stores, Inc.	10,430	562,490
Whole Foods Market, Inc.*	10,490	530,689
Total Consumer Staples		2,162,873
Energy - 11.1%
Alpha Natural Resources, Inc.*	10,280	617,108
EQT Corp.	11,720	525,525
Exxon Mobil Corp.	8,170	597,390
Schlumberger, Ltd.	4,180	349,030
St. Mary Land & Exploration Co.	8,260	486,762
Total Energy		2,575,815
Financials - 5.1%
American Express Co.	13,780	591,438
Metlife, Inc.	13,520	600,829
Total Financials		1,192,267
Health Care - 9.6%
Abbott Laboratories	10,920	523,177
Allergan, Inc.	7,830	537,686
Cardinal Health, Inc.	15,360	588,442
Waters Corp.*	7,290	566,506
Total Health Care		2,215,811
Industrials - 10.4%
Emerson Electric Co.	10,530	602,000
Joy Global, Inc.	6,580	570,815
SPX Corp.	8,070	576,924
United Parcel Service, Inc., Class B	9,020	654,672
Total Industrials		2,404,411

	Shares	Value
Information Technology - 29.3%
Agilent Technologies, Inc.*	12,440	$515,389
Apple, Inc.*	2,870	925,747
Broadcom Corp., Class A	11,380	495,599
Cisco Systems, Inc.*	21,130	427,460
Citrix Systems, Inc.*	8,640	591,062
eBay, Inc.*	18,500	514,855
EMC Corp.*	21,250	486,625
Google, Inc.*	880	522,694
Intel Corp.	27,020	568,231
Microsoft Corp.	21,100	589,112
Oracle Corp.	18,730	586,249
QUALCOMM, Inc.	11,810	584,477
Total Information Technology		6,807,500
Materials - 4.6%
E.I. du Pont de Nemours & Co.	9,600	478,848
Freeport McMoRan Copper & Gold, Inc., Class B	1,990	238,979
Mosaic Co., The	4,670	356,601
Total Materials		1,074,428
Telecommunication Services - 2.4%
American Tower Corp., Class A*	10,710	553,064
Total Common Stocks (cost $19,014,964)		22,851,375
Short-Term Investments - 12.1%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14% (cost $2,735,304)	2,735,304	2,735,304
Total Investments - 110.6% (cost $21,750,268)		25,586,679
Other Assets, less Liabilities - (10.6)%		(2,376,351)
Net Assets - 100.0%		$23,210,328

Note: Based on the approximate cost of investments of $22,693,503, for Federal income tax purposes at December 31, 2010, the aggregate gross unrealized appreciation and depreciation were $3,968,503 and $1,075,327, respectively, resulting in net unrealized appreciation of investments of $2,893,176.

*	Non-income-producing security.
[1]

Yield shown for each investment company represents the December 31, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

Managers Cadence Focused Growth Fund

Schedules of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of December 31, 2010: (See Note 1 (a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Common Stocks†	$22,851,375	—	—	$22,851,375
Short-Term Investments	2,735,304	—	—	2,735,304

Total Investments in Securities	$25,586,679	—	—	$25,586,679

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

Managers Cadence Mid-Cap Fund

Fund Snapshots

December 31, 2010 (unaudited)

Portfolio Breakdown

Industry	Managers Cadence Mid-Cap Fund**	Russell MidCap® Growth Index
Consumer Discretionary	22.2%	20.0%
Information Technology	21.0%	23.5%
Industrials	17.3%	16.0%
Health Care	12.6%	13.0%
Consumer Staples	7.3%	5.1%
Energy	6.2%	6.1%
Materials	5.3%	6.9%
Financials	4.5%	7.2%
Utilities	1.2%	0.3%
Telecommunication Services	0.0%	1.9%
Other Assets and Liabilities	2.4%	0.0%

**	As a percentage of net assets

Top Ten Holding

Security Name	Percentage of Net Assets
Alpha Natural Resources, Inc.	1.6%
WABCO Holdings, Inc.	1.5
Rovi Corp.	1.5
SanDisk Corp.	1.5
Emergency Medical Services Corp., Class A	1.4
Tractor Supply Co.	1.4
Compuware Corp.	1.4
Rockwell Automation, Inc.	1.3
Teradata Corp.	1.3
NetApp, Inc.*	1.3

Top Ten as a Group	14.2%

*	Top Ten Holding at June 30, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments

December 31, 2010 (unaudited)

	Shares	Value
Common Stocks - 97.6%
Consumer Discretionary - 22.2%
Coach, Inc.	163,420	$9,038,760
Darden Restaurants, Inc.	171,240	7,952,385
Expedia, Inc.	277,990	6,974,769
Family Dollar Stores, Inc.	177,760	8,836,450
Gentex Corp.	299,130	8,842,283
Guess¿, Inc.	157,120	7,434,918
Hasbro, Inc.	178,550	8,423,989
Interpublic Group of Companies, Inc.*	782,950	8,314,929
Lear Corp.*	94,790	9,356,721
Limited Brands, Inc.	251,760	7,736,585
Marriott International, Inc.	224,610	9,330,299
Panera Bread Co., Class A*	86,570	8,761,750
Tractor Supply Co.	211,130	10,237,694
PetSmart, Inc.	224,150	8,925,653
SIRIUS XM Radio, Inc.*	5,446,150	8,931,686
V.F. Corp.	101,500	8,747,270
Williams-Sonoma, Inc.	257,910	9,204,808
Wyndham Worldwide Corp.	275,770	8,262,069
Wynn Resorts, Ltd.	82,140	8,529,418
Total Consumer Discretionary		163,842,436
Consumer Staples - 7.3%
Estee Lauder Co., Class A	47,770	3,855,039
H.J. Heinz Co.	164,860	8,153,976
Hansen Natural Corp.*	166,570	8,708,280
Herbalife, Ltd.	121,160	8,283,709
McCormick & Co., Inc.	190,080	8,844,422
Sara Lee Corp.	416,368	7,290,604
Whole Foods Market, Inc.*	177,390	8,974,160
Total Consumer Staples		54,110,190
Energy - 6.2%
Alpha Natural Resources, Inc.*	194,280	11,662,629
Core Laboratories, N.V.	97,360	8,669,908
Cimarex Energy Co.	109,520	9,695,806
FMC Technologies, Inc.*	42,530	3,781,342
Oil States International, Inc.*	60,600	3,883,854
St. Mary Land & Exploration Co.	132,810	7,826,493
Total Energy		45,520,032

	Shares	Value
Financials - 4.5%
Ameriprise Financial, Inc.	151,460	$8,716,523
Lazard, Ltd., Class A	208,180	8,221,028
MSCI, Inc.*	234,270	9,127,159
Transatlantic Holdings, Inc.	137,730	7,109,623
Total Financials		33,174,333
Health Care - 12.6%
AmerisourceBergen Corp.	274,060	9,350,927
CareFusion Corp.*	313,200	8,049,240
Cooper Companies, Inc., The	152,320	8,581,709
Emergency Medical Services Corp., Class A*	164,230	10,610,900
Hill-Rom Holdings, Inc.	219,940	8,659,038
Hospira, Inc.*	125,160	6,970,160
Illumina, Inc.*	136,690	8,657,945
Intuitive Surgical, Inc.*	31,140	8,026,335
Life Technologies Corp.*	146,630	8,137,965
Mylan Laboratories, Inc.*	397,770	8,404,880
Varian Medical Systems, Inc.*	107,080	7,418,502
Total Health Care		92,867,601
Industrials - 17.3%
Cummins, Inc.	85,870	9,446,559
Donaldson Co., Inc.	155,450	9,059,626
Dun & Bradstreet Corp., The	100,510	8,250,866
Eaton Corp.	95,400	9,684,054
Hubbell, Inc.	150,250	9,034,532
IHS, Inc., Class A*	111,740	8,982,779
MSC Industrial Direct Co., Class A	117,260	7,585,549
Rockwell Automation, Inc.	137,180	9,837,178
Roper Industries, Inc.	124,610	9,523,942
SPX Corp.	126,340	9,032,046
Thomas & Betts Corp.*	180,250	8,706,075
United Continental Holdings, Inc.*	395,940	9,431,291
Verisk Analytics, Inc., Class A*	226,170	7,707,874
WABCO Holdings, Inc.*	187,170	11,404,268
Total Industrials		127,686,639
Information Technology - 21.0%
Akamai Technologies, Inc.*	166,880	7,851,704
Altera Corp.	199,700	7,105,326
Amphenol Corp., Class A	133,417	7,041,749

The accompanying notes are an integral part of these financial statements.

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 21.0% (continued)
Analog Devices, Inc.	234,190	$8,821,937
Compuware Corp.*	853,770	9,963,496
Cypress Semiconductor Corp.*	523,990	9,735,734
Factset Research Systems, Inc.	78,210	7,332,970
IAC/InterActiveCorp*	317,570	9,114,259
Intuit, Inc.*	171,340	8,447,062
Lam Research Corp.*	174,590	9,040,270
Microchip Technology, Inc.	265,650	9,087,887
NetApp, Inc.*	177,500	9,755,400
Skyworks Solutions, Inc.*	140,590	4,025,092
Rovi Corp.*	173,170	10,738,272
SanDisk Corp.*	214,520	10,695,967
Synopsys, Inc.*	330,950	8,905,864
Teradata Corp.*	237,750	9,785,790
Zebra Technologies, Corp.*	215,170	8,174,308
Total Information Technology		155,623,087

	Shares	Value
Materials - 5.3%
Allegheny Technologies, Inc.	133,220	$7,351,080
CF Industries Holdings, Inc.	69,290	9,364,543
Scotts Co., The, Class A	156,830	7,962,259
Titanium Metals Corp.*	381,370	6,551,937
Valspar Corp., The	237,500	8,189,000
Total Materials		39,418,819
Utilities - 1.2%
ITC Holdings Corp.	144,460	8,953,631
Total Common Stocks (cost $562,186,399)		721,196,768
Short-Term Investments - 2.7%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14% (cost $20,009,965)	20,009,965	20,009,965
Total Investments - 100.3% (cost $582,196,364)		741,206,733
Other Assets, less Liabilities - (0.3)%		(1,928,274)
Net Assets - 100.0%		$739,278,459

Note: Based on the approximate cost of investments of $582,674,191, for Federal income tax purposes at December 31, 2010, the aggregate gross unrealized appreciation and depreciation were $161,576,504 and $3,043,962, respectively, resulting in net unrealized appreciation of investments of $158,532,542.

*	Non-income-producing security.
[1]

Yield shown for each investment company represents the December 31, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of December 31, 2010: (See Note 1 (a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Common Stocks†	$721,196,768	—	—	$721,196,768
Short-Term Investments	20,009,965	—	—	20,009,965

Total Investments in Securities	$741,206,733	—	—	$741,206,733

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

Managers Cadence Emerging Companies Fund

Fund Snapshots

December 31, 2010 (unaudited)

Portfolio Breakdown

Industry	Managers Cadence Emerging Companies Fund**	Russell 2000® Growth Index	Russell MicroCap® Growth Index
Health Care	22.9%	19.0%	28.6%
Information Technology	22.5%	27.2%	28.3%
Consumer Discretionary	16.4%	17.3%	13.0%
Industrials	14.2%	17.2%	12.4%
Financials	11.0%	4.8%	3.8%
Energy	5.5%	5.1%	5.0%
Consumer Staples	3.6%	2.9%	2.3%
Materials	2.1%	5.0%	4.6%
Utilities	0.0%	0.1%	0.5%
Telecommunication Services	0.0%	1.4%	1.5%
Other Assets and Liabilities	1.8%	0.0%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Dice Holding, Inc.	1.4%
iRobot Corp.	1.4
Vicor Corp.	1.4
Gulfport Energy Corp.	1.4
Entropic Communications, Inc.	1.3
HFF, Inc.	1.3
Encore Capital Group, Inc.	1.3
Healthstream, Inc.	1.3
DXP Enterprises, Inc.	1.3
Perficient, Inc.	1.2

Top Ten as a Group	13.3%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments

December 31, 2010 (unaudited)

	Shares	Value
Common Stocks - 98.2%
Consumer Discretionary - 16.4%
AFC Enterprises, Inc.*	58,060	$807,034
Amerigon, Inc.*	61,660	670,861
Caribou Coffee Co., Inc.*	27,050	272,664
G-III Apparel Group, Ltd.*	18,700	657,305
Interclick, Inc.*	125,830	675,707
Interval Leisure Group, Inc.*	33,120	534,557
iRobot Corp.*	38,520	958,378
Joe’s Jeans, Inc.*	235,440	367,286
Kid Brands, Inc.*	59,540	509,067
Krispy Kreme Doughnuts, Inc.*	42,110	293,928
Leapfrog Enterprises, Inc.*	91,610	508,435
Maidenform Brands, Inc.*	23,400	556,218
McCormick & Schmick’s Seafood Restaurants, Inc.*	71,365	648,708
Oxford Industries, Inc.	28,550	731,166
Perry Ellis International, Inc.*	22,350	613,954
RC2 Corp.*	28,120	612,172
Select Comfort Corp.*	57,910	528,718
Shuffle Master, Inc.*	63,660	728,907
Zumiez, Inc.*	23,250	624,728
Total Consumer Discretionary		11,299,793
Consumer Staples - 3.6%
B&G Foods, Inc.	42,860	588,468
National Beverage Corp.	39,290	516,270
PriceSmart, Inc.	18,990	722,190
WD-40 Co.	15,620	629,174
Total Consumer Staples		2,456,102
Energy - 5.5%
Bolt Technology Corp.*	45,210	595,416
Geokinetics, Inc.*	73,350	681,421
Gulfport Energy Corp.*	43,630	944,590
VAALCO Energy, Inc.*	114,210	817,744
Warren Resources, Inc.*	160,260	724,375
Total Energy		3,763,546
Financials - 11.0%
Associated Estates Realty Corp.	47,950	733,155
Calamos Asset Management, Inc., Class A	55,000	770,000
Cardtronics, Inc.*	46,700	826,590
Encore Capital Group, Inc.*	37,950	889,928

	Shares	Value
Evercore Partners, Inc., Class A	21,940	$745,960
FBL Financial Group, Inc., Class A	25,640	735,099
Financial Engines, Inc.*	33,070	655,778
HFF, Inc., Class A*	94,200	909,972
Marlin Business Services Corp.*	58,650	741,922
Urstadt Biddle Properties, Inc., Class A	29,280	569,496
Total Financials		7,577,900
Health Care - 22.9%
Accelrys, Inc.*	77,530	643,499
Akorn, Inc.*	84,110	510,548
America Service Group, Inc.	42,540	644,056
Caliper Technologies Corp NMS*	55,950	354,723
Emergent BioSolutions, Inc.*	30,730	720,926
HealthStream, Inc.*	110,400	887,616
iCAD, Inc.*	625,980	851,333
Immunomedics, Inc.*	115,730	414,313
IntegraMed America, Inc.*	61,770	533,693
Jazz Pharmaceuticals, Inc.*	42,520	836,794
LeMaitre Vascular, Inc.*	72,030	487,643
MEDTOX Scientific, Inc.*	49,370	646,747
Micromet, Inc.*	85,660	695,559
MWI Veterinary Supply, Inc.*	11,010	695,281
National Research	21,310	729,867
NeurogesX, Inc.*	69,500	442,020
Omnicell, Inc.*	38,460	555,747
Rural/Metro Corp.*	44,450	648,081
Sangamo Biosciences, Inc.*	78,620	522,037
SonoSite, Inc.*	25,080	792,528
Synovis Life Technologies, Inc.*	46,910	755,720
Transcend Services, Inc.*	27,430	537,354
U.S. Physical Therapy, Inc.*	30,010	594,798
Vascular Solutions, Inc.*	54,070	633,700
Young Innovations, Inc.	18,490	591,865
Total Health Care		15,726,448
Industrials - 14.2%
3D Systems Corp.*	22,840	719,232
AAON, Inc.	12,110	341,623
Acacia Research Corp.*	21,390	554,857
Altra Holdings, Inc.*	39,590	786,257
Astronics Corp.*	31,600	663,600
Ceco Environmental Corp.*	113,710	677,712

The accompanying notes are an integral part of these financial statements.

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 14.2% (continued)
DXP Enterprises, Inc.*	36,170	$868,080
Dynamic Materials Corp.	32,150	725,626
Interface, Inc., Class A	45,250	708,162
On Assignment, Inc.*	93,310	760,476
Park-Ohio Holdings Corp.*	32,796	685,764
Quality Distribution, Inc.*	72,128	655,644
Tennant Co.	17,110	657,195
Vicor Corp	57,650	945,460
Total Industrials		9,749,688
Information Technology - 22.5%
Alliance Fiber Optic Products, Inc.	47,778	749,159
Amtech Systems, Inc.*	27,200	684,080
AXT, Inc.*	68,110	711,068
Bottomline Technologies, Inc.*	32,140	697,759
Dice Holdings, Inc.*	69,090	991,442
Entropic Communications, Inc.*	76,190	920,375
ExlService Holdings, Inc.*	29,260	628,505
FARO Technologies, Inc.*	24,720	811,805
Forrester Research, Inc.*	17,030	600,989
Knot, Inc., The*	67,810	669,963
Lionbridge Technologies, Inc.*	132,340	488,335
Loop Net, Inc.*	44,660	496,173

	Shares	Value
Magma Design Automation, Inc.*	156,330	$783,213
OPNET Technologies, Inc.	30,540	817,556
Perficient, Inc.*	68,330	854,125
Radiant Systems, Inc.*	39,250	768,122
Spectrum Control, Inc.*	40,550	607,844
Stamps.com, Inc.*	51,620	683,965
Travelzoo, Inc.*	11,130	458,779
Ultratech Stepper, Inc.*	33,080	657,630
Web.com Group, Inc.*	84,810	716,644
Zix Corp.*	156,770	669,408
Total Information Technology		15,466,939
Materials - 2.1%
Boise, Inc.*	99,960	792,683
Haynes International, Inc.	16,010	669,698
Total Materials		1,462,381
Total Common Stocks (cost $52,316,346)		67,502,797
Short-Term Investments - 3.9%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.14% (cost $2,652,456)	2,652,456	2,652,456
Total Investments - 102.1% (cost $54,968,802)		70,155,253
Other Assets, less Liabilities - (2.1)%		(1,415,742)
Net Assets - 100.0%		$68,739,511

Note: Based on the approximate cost of investments of $55,705,179, for Federal income tax purposes at December 31, 2010, the aggregate gross unrealized appreciation and depreciation were $15,836,614 and $1,386,540, respectively, resulting in net unrealized appreciation of investments of $14,450,074.

*	Non-income-producing security.
[1]

Yield shown for each investment company represents the December 31, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of December 31, 2010: (See Note 1 (a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Common Stocks†	$67,502,797	—	—	$67,502,797
Short-Term Investments	2,652,456	—	—	2,652,456

Total Investments in Securities	$70,155,253	—	—	$70,155,253

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

December 31, 2010 (unaudited)

	Managers Cadence Capital Appreciation Fund	Managers Cadence Focused Growth Fund	Managers Cadence Mid-Cap Fund	Managers Cadence Emerging Companies Fund
Assets:
Investments at value*	$888,324,672	$25,586,679	$741,206,733	$70,155,253
Receivable for investments sold	—	—	—	179,971
Receivable for Fund shares sold	1,722,061	56,938	7,248,073	395,995
Dividends, interest and other receivables	698,216	17,947	332,456	96,813
Receivable from affiliate	60,645	9,494	58,850	—
Prepaid expenses	14,396	13,874	5,377	19,044
Total assets	890,819,990	25,684,932	748,851,489	70,847,076
Liabilities:
Payable for Fund shares repurchased	2,287,085	16,896	4,347,845	55,083
Payable for investments purchased	—	703,820	4,445,847	1,931,391
Payable to affiliate	—	1,708,722	—	—
Accrued expenses:
Investment management and advisory fees	338,168	9,763	280,640	68,825
Administrative fees	187,871	5,424	155,911	13,765
Distributions Fees - Class A	25,617	781	38,571	n/a
Distributions Fees - Class B	6,430	n/a	9,693	n/a
Distributions Fees - Class C	34,340	1,485	24,880	n/a
Distributions Fees - Class D	58,786	384	3,038	n/a
Distributions Fees - Administrative Class	35,819	5	22,681	341
Distributions Fees - Class R	1,724	n/a	9,850	n/a
Other	292,015	27,324	234,074	38,160
Total liabilities	3,267,855	2,474,604	9,573,030	2,107,565
Net Assets	$887,552,135	$23,210,328	$739,278,459	$68,739,511
Net Assets Represent:
Paid-in capital	$1,041,896,123	$56,602,150	$847,222,474	$113,700,797
Undistributed net investment loss	(114,824)	(730,932)	(587,950)	(486,486)
Accumulated net realized loss from investments	(336,080,493)	(36,497,301)	(266,366,434)	(59,661,251)
Net unrealized appreciation of investments	181,851,329	3,836,411	159,010,369	15,186,451
Net Assets	$887,552,135	$23,210,328	$739,278,459	$68,739,511

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (continued)

December 31, 2010 (unaudited)

	Managers Cadence Capital Appreciation Fund	Managers Cadence Focused Growth Fund	Managers Cadence Mid-Cap Fund	Managers Cadence Emerging Companies Fund
Class A Shares - Net Assets	$118,484,987	$3,693,427	$180,137,200	n/a
Shares outstanding	7,159,130	440,265	7,592,784	n/a
Net asset value and redemption price per share	$16.55	$8.39	$23.72	n/a
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))	$17.56	$8.90	$25.17	n/a
Class B Shares - Net Assets	$7,434,694	n/a	$11,272,962	n/a
Shares outstanding	500,828	n/a	537,461	n/a
Net asset value and offering price per share	$14.84	n/a	$20.97	n/a
Class C Shares - Net Assets	$39,616,476	$1,748,940	$29,099,649	n/a
Shares outstanding	2,660,467	211,878	1,386,530	n/a
Net asset value and offering price per share	$14.89	$8.25	$20.99	n/a
Class D Shares - Net Assets	$282,935,795	$1,849,265	$14,397,972	n/a
Shares outstanding	17,340,434	220,700	602,327	n/a
Net asset value, offering and redemption price per share	$16.32	$8.38	$23.90	n/a
Institutional Class Shares - Net Assets	$202,323,873	$15,700,044	$328,660,788	$63,291,102
Shares outstanding	11,793,923	1,852,720	13,082,900	3,080,581
Net asset value, offering and redemption price per share	$17.15	$8.47	$25.12	$20.55
Administrative Class Shares - Net Assets	$229,674,134	$11,221	$149,270,275	$5,448,409
Shares outstanding	13,808,643	1,326	6,159,580	282,715
Net asset value, offering and redemption price per share	$16.63	$8.46	$24.23	$19.27
Class P Shares-Net Assets	$3,003,647	$207,431	$3,624,819	n/a
Shares outstanding	175,824	24,704	144,664	n/a
Net asset value, offering and redemption price per share	$17.08	$8.40	$25.06	n/a
Class R Shares - Net Assets	$4,078,529	n/a	$22,814,794	n/a
Shares outstanding	246,014	n/a	962,128	n/a
Net asset value, offering and redemption price per share	$16.58	n/a	$23.71	n/a
* Investments at cost	$706,473,343	$21,750,268	$582,196,364	$54,968,802

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended December 31, 2010 (unaudited)

	Managers Cadence Capital Appreciation Fund	Managers Cadence Focused Growth Fund	Managers Cadence Mid-Cap Fund	Managers Cadence Emerging Companies Fund
Investment Income:
Dividend income	$6,595,764	$179,989	$4,630,120	$514,691
Interest income	385	43	764	32
Total investment income	6,596,149	180,032	4,630,884	514,723
Expenses:
Investment management and advisory fees	1,877,509	54,442	1,533,668	361,205
Administrative fees	1,186,536	34,685	973,485	72,241
Distribution fees - Class A	76,508	2,392	111,570	n/a
Distribution fees - Class B	36,629	n/a	51,789	n/a
Distribution fees - Class C	207,443	7,585	163,606	n/a
Distribution fees - Class D	172,346	1,110	8,994	n/a
Distribution fees - Administrative Class	116,740	7	73,035	1,340
Distribution fees - Class R	7,704	n/a	42,110	n/a
Transfer agent	595,113	11,068	377,552	3,459
Professional fees	48,164	11,694	43,355	12,988
Registration fees	18,357	7,009	18,045	14,019
Custodian	26,512	3,431	24,017	6,238
Trustees fees and expenses	17,728	509	15,273	1,216
Reports to shareholders	70,247	3,944	69,219	7,367
Miscellaneous	8,036	3,772	9,208	2,410
Total expenses before offsets	4,465,572	141,648	3,514,926	482,483
Expense reimbursements	(189,154)	(29,418)	(124,315)	(71,062)
Expense reductions	(6,630)	(113)	(26,475)	(16)
Net expenses	4,269,788	112,117	3,364,136	411,405
Net investment income	2,326,361	67,915	1,266,748	103,318
Net Realized and Unrealized Gain:
Net realized gain on investments	22,387,765	653,365	54,656,413	4,458,453
Net change in unrealized appreciation of investments	157,265,015	4,583,375	130,102,977	14,963,581
Net realized and unrealized gain	179,652,780	5,236,740	184,759,390	19,422,034
Net increase in net assets resulting from operations	$181,979,141	$5,304,655	$186,026,138	$19,525,352

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended December 31, 2010 (unaudited) and for the year ended June 30, 2010

	Managers Cadence Capital Appreciation Fund		Managers Cadence Focused Growth Fund
	December 31, 2010	June 30, 2010	December 31, 2010	June 30, 2010
Increase (Decrease) in Net Assets From Operations:
Net investment income	$2,326,361	$3,134,702	$67,915	$336,588
Net realized gain on investments	22,387,765	87,941,085	653,365	14,309,303
Net change in unrealized appreciation (depreciation) of investments	157,265,015	28,811,634	4,583,375	(2,924,435)
Net increase in net assets resulting from operations	181,979,141	119,887,421	5,304,655	11,721,456
Distributions to Shareholders:
From net investment income:
Class A	(476,286)	(295,140)	(21,767)	(51,428)
Class B	—	(23)	n/a	n/a
Class C	—	(44)	—	(6,572)
Class D	(1,358,140)	(1,113,708)	(12,471)	(19,677)
Institutional Class	(1,431,683)	(1,805,828)	(163,809)	(485,230)
Administrative Class	(1,052,092)	(1,084,217)	(79)	(115)
Class P	(20,264)	(51,533)	(1,850)	(2,860)
Class R	—	(6)	n/a	n/a
From net realized gain on investments:
Class A	—	—	(110,707)	—
Class C	—	—	(52,511)	—
Class D	—	—	(54,534)	—
Institutional Class	—	—	(550,692)	—
Administrative Class	—	—	(336)	—
Class P	—	—	(6,219)	—
Total distributions to shareholders	(4,338,465)	(4,350,499)	(974,975)	(565,882)
From Capital Share Transactions:
Proceeds from sale of shares	94,078,875	309,681,375	410,062	6,815,491
Reinvestment of dividends and distributions	4,159,200	4,012,522	900,806	558,664
Cost of shares repurchased	(151,006,884)	(514,442,085)	(4,959,668)	(95,228,271)
Net decrease from capital share transactions	(52,768,809)	(200,748,188)	(3,648,800)	(87,854,116)
Total increase (decrease) in net assets	124,871,867	(85,211,266)	680,880	(76,698,542)
Net Assets:
Beginning of period	762,680,268	847,891,534	22,529,448	99,227,990
End of period	$887,552,135	$762,680,268	23,210,328	$22,529,448
End of period undistributed net investment income (loss)	($114,824)	$1,921,409	($730,932)	$177,127

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

For the six months ended December 31, 2010 (unaudited) and for the year ended June 30, 2010

	Managers Cadence		Managers Cadence
	Mid-Cap Fund		Emerging Companies Fund
	December 31,2010	June 30, 2010	December 31,2010	June 30, 2010
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,266,748	($62,454)	$103,318	($585,804)
Net realized gain on investments	54,656,413	132,606,154	4,458,453	21,068,700
Net change in unrealized appreciation (depreciation) of investments	130,102,977	(1,819,138)	14,963,581	(5,270,056)
Net increase in net assets resulting from operations	186,026,138	130,724,562	19,525,352	15,212,840
Distributions to Shareholders:
From net investment income:
Class A	(206,078)	—	n/a	n/a
Class B	—	—	n/a	n/a
Class C	—	—	n/a	n/a
Class D	(12,298)	—	n/a	n/a
Institutional Class	(1,262,076)	—	—	—
Administrative Class	(223,568)	—	—	—
Class P	(13,056)	—	n/a	n/a
Class R	—	—	n/a	n/a
From net realized gain on investments:
Class A	—	—	n/a	n/a
Class C	—	—	n/a	n/a
Class D	—	—	n/a	n/a
Institutional Class	—	—	—	—
Administrative Class	—	—	—	—
Class P	—	—	n/a	n/a
Total distributions to shareholders	(1,717,076)	—	—	—
From Capital Share Transactions:
Proceeds from sale of shares	72,316,939	159,407,898	6,460,276	6,712,589
Reinvestment of dividends and distributions	1,579,880	—	—	—
Cost of shares repurchased	(187,215,015)	(356,762,525)	(14,241,636)	(46,178,209)
Net decrease from capital share transactions	(113,318,196)	(197,354,627)	(7,781,360)	(39,465,620)
Total increase (decrease) in net assets	70,990,866	(66,630,065)	11,743,992	(24,252,780)
Net Assets:
Beginning of period	668,287,593	734,917,658	56,995,519	81,248,299
End of period	$739,278,459	$668,287,593	$68,739,511	$56,995,519
End of period undistributed net investment income (loss)	($587,950)	$27,078	($486,486)	($18,419)

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

For a share outstanding throughout the six months ended December 31,2010 (unaudited) and each year ended June 30,

	Period ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains on Investments	Total Distributions to Shareholders
MANAGERS CADENCE CAPITAL APPRECIATION FUND*
Class A	12/31/2010	$13.34	($0.09)		$3.23		$3.14	($0.07)	—	($0.07)
	6/30/2010	11.91	0.03	[3]	1.43	[3]	1.46	(0.03)	—	(0.03)
	6/30/2009	18.14	0.04	[3]	(6.27)[3]		(6.23)	(0.00)#	—	(0.00)#
	6/30/2008	21.00	0.02	[3]	(0.92)[3]		(0.90)	(0.06)	($1.90)	(1.96)
	6/30/2007	19.71	0.04	[3]	2.64	[3]	2.68	(0.02)	(1.37)	(1.39)
	6/30/2006	17.93	0.04	[3]	1.74	[3]	1.78	(0.00)#	—	(0.00)#
Class B	12/31/2010	$11.96	$0.05		$2.83		$2.88	—	—	—
	6/30/2010	10.74	(0.06)[3]		1.28	[3]	1.22	($0.00 )#	—	($0.00 )#
	6/30/2009	16.48	(0.06)[3]		(5.68)[3]		(5.74)	(0.00)#	—	(0.00)#
	6/30/2008	19.33	(0.12)[3]		(0.83)[3]		(0.95)	(0.00)#	($1.90)	(1.90)
	6/30/2007	18.35	(0.10)[3]		2.45	[3]	2.35	(0.00)#	(1.37)	(1.37)
	6/30/2006	16.82	(0.10)[3]		1.63	[3]	1.53	(0.00)#	—	(0.00)#
Class C	12/31/2010	$12.00	$0.01		$2.88		$2.89	—	—	—
	6/30/2010	10.77	(0.06)[3]		1.29	[3]	1.23	($0.00 )#	—	($0.00 )#
	6/30/2009	16.53	(0.06)[3]		(5.70)[3]		(5.76)	(0.00)#	—	(0.00)#
	6/30/2008	19.37	(0.12)[3]		(0.82)[3]		(0.94)	(0.00)#	($1.90)	(1.90)
	6/30/2007	18.39	(0.10)[3]		2.45	[3]	2.35	(0.00)#	(1.37)	(1.37)
	6/30/2006	16.85	(0.10)[3]		1.64	[3]	1.54	(0.00)#	—	(0.00)#
Class D	12/31/2010	$13.16	($0.05)		$3.13		$3.08	($0.08)	—	($0.08)
	6/30/2010	11.79	0.04	[3]	1.41	[3]	1.45	(0.08)	—	(0.08)
	6/30/2009	17.99	0.05	[3]	(6.23)[3]		(6.18)	(0.02)	—	(0.02)
	6/30/2008	20.85	0.02	[3]	(0.91)[3]		(0.89)	(0.07)	($1.90)	(1.97)
	6/30/2007	19.58	0.04	[3]	2.63	[3]	2.67	(0.03)	(1.37)	(1.40)
	6/30/2006	17.83	0.04	[3]	1.73	[3]	1.77	(0.02)	—	(0.02)
Institutional Class	12/31/2010	$13.84	($0.06)		$3.25		$3.19	($0.12)	—	($0.12)
	6/30/2010	12.36	0.09	[3]	1.48	[3]	1.57	(0.09)	—	(0.09)
	6/30/2009	18.79	0.10	[3]	(6.51)[3]		(6.41)	(0.02)	—	(0.02)
	6/30/2008	21.64	0.10	[3]	(0.95)[3]		(0.85)	(0.10)	($1.90)	(2.00)
	6/30/2007	20.22	0.12	[3]	2.73	[3]	2.85	(0.06)	(1.37 ]	(1.43)
	6/30/2006	18.36	0.12	[3]	1.78	[3]	1.90	(0.04)	—	(0.04)
Administrative Class	12/31/2010	$13.40	($0.02)		$3.17		$3.15	($0.08)	—	($0.08)
	6/30/2010	11.98	0.05	[3]	1.43	[3]	1.48	(0.06)	—	(0.06)
	6/30/2009	18.22	0.06	[3]	(6.29)[3]		(6.23)	(0.01)	—	(0.01)
	6/30/2008	21.11	0.05	[3]	(0.92)[3]		(0.87)	(0.12)	($1.90)	(2.02)
	6/30/2007	19.78	0.07	[3]	2.66	[3]	2.73	(0.03)	(1.37)	(1.40)
	6/30/2006	17.99	0.07	[3]	1.74	[3]	1.81	(0.02)	—	(0.02)
Class P	12/31/2010	$13.78	($0.01)		$3.19		$3.18	($0.12)	—	($0.12)
	6/30/2010	12.33	0.07	[3]	1.48	[3]	1.55	(0.10)	—	(0.10)
	6/30/2009†	18.19	0.08	[3]	(5.91)[3]		(5.83)	(0.03)	—	(0.03)
Class R	12/31/2010	$13.32	$0.07		$3.19		$3.26	—	—	—
	6/30/2010	11.90	(0.00	)#[3]	1.42	[3]	1.42	($0.00 )#	—	($0.00 )#
	6/30/2009	18.17	0.01	[3]	(6.28)[3]		(6.27)	(0.00)#	—	(0.00)#
	6/30/2008	21.04	(0.03)[3]		(0.93)[3]		(0.96)	(0.01)	($1.90)	(1.91)
	6/30/2007	19.79	(0.01)[3]		2.66	[3]	2.65	(0.03)	(1.37)	(1.40)
	6/30/2006	18.07	(0.01)[3]		1.75	[3]	1.74	(0.02)	—	(0.02)

*	At the start of business on September 27, 2010, the Allianz CCM Capital Appreciation Fund, a series of the Allianz Funds, was re-organized into the Managers Cadence Capital Appreciation Fund.
†	Commencement of operations was July 7, 2008.
#	Round to less than $0.01 per share.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but include non- reimbursable expenses, if any, such as interest and taxes. (See Note 1 (c) of Notes to Financial Statements.)

	Net Asset Value End of Period		Total Return[1]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)	Ratio of Total Expenses (Absent Expense Offsets) to Average Net Assets[2]	Ratio of Net Investment Income (loss) (Absent Expense Offsets) to Average Net Assets[2]
MANAGERS CADENCE CAPITAL APPRECIATION FUND
Class A	$16.55		17.43%[5]	1.17%[6]	0.60%[6]	32%[5]	$118,485	1.21%[6]	0.56%[6]
	13.34		12.23%	1.11%	0.24%	103%	108,395	1.11%	0.24%
	11.91	[4]	(34.34)%[4]	1.11%	0.26%	154%	157,543	1.11%	0.26%
	18.14		(5.43)%	1.09%	0.08%	134%	399,869	1.09%	0.08%
	21.00		14.18%	1.08%	0.21%	150%	448,379	1.08%	0.21%
	19.71		9.95%	1.12%	0.19%	161%	361,002	1.12%	0.19%
Class B	$14.84		19.08%[5]	2.14%[6]	0.34%[6]	32%[5]	$7,435	2.18%[6]	0.30%[6]
	11.96		11.36%	1.86%	(0.52)%	103%	9,420	1.86%	(0.52)%
	10.74	[4]	(34.83)%[4]	1.86%	(0.49)%	154%	14,963	1.86%	(0.49)%
	16.48		(6.17)%	1.84%	(0.66)%	134%	41,429	1.84%	(0.66)%
	19.33		13.36%	1.83%	(0.52)%	150%	60,862	1.83%	(0.52)%
	18.35		9.10%	1.87%	(0.56)%	161%	75,309	1.87%	(0.56)%
Class C	$14.89		23.08%[5]	1.89%[6]	(0.14)%[6]	32%[5]	$39,616	1.93%[6]	(0.18)%[6]
	12.00		11.42%	1.86%	(0.51)%	103%	49,075	1.86%	(0.51)%
	10.77	[4]	(34.81)%[4]	1.86%	(0.46)%	154%	55,445	1.86%	(0.46)%
	16.53		(6.16)%	1.84%	(0.67)%	134%	113,744	1.84%	(0.67)%
	19.37		13.33%	1.83%	(0.53)%	150%	134,475	1.83%	(0.53)%
	18.39		9.14%	1.87%	(0.56)%	161%	138,280	1.87%	(0.56)%
Class D	$16.32		24.61%[5]	1.08%[6]	0.42%[6]	32%[5]	$282,936	1.13%[6]	0.37%[6]
	13.16		12.26%	1.11%	0.26%	103%	197,251	1.11%	0.26%
	11.79	[4]	(34.36)%[4]	1.11%	0.39%	154%	82,956	1.11%	0.39%
	17.99		(5.44)%	1.09%	0.08%	134%	37,601	1.09%	0.08%
	20.85		14.18%	1.08%	0.22%	150%	38,714	1.08%	0.22%
	19.58		9.91%	1.12%	0.20%	161%	34,210	1.12%	0.20%
Institutional Class	$17.15		24.80%[5]	0.65%[6]	0.73%[6]	32%[5]	$202,324	0.69%[6]	0.68%[6]
	13.84		12.67%	0.71%	0.62%	103%	187,350	0.71%	0.59%
	12.36	[4]	(34.08)%[4]	0.71%	0.71%	154%	276,437	0.71%	0.71%
	18.79		(5.05)%	0.69%	0.47%	134%	459,142	0.69%	0.47%
	21.64		14.67%	0.68%	0.61%	150%	424,762	0.68%	0.61%
	20.22		10.33%	0.72%	0.60%	161%	383,054	0.72%	0.60%
Administrative Class	$16.63		24.68%[5]	0.98%[6]	0.70%[6]	32%[5]	$229,674	1.03%[6]	0.65%[6]
	13.40		12.43%	0.96%	0.39%	103%	199,889	0.99%	0.36%
	11.98	[4]	(34.26)%[4]	0.96%	0.45%	154%	245,686	0.96%	0.45%
	18.22		(5.32)%	0.93%	0.24%	134%	439,571	0.93%	0.24%
	21.11		14.37%	0.93%	0.37%	150%	518,562	0.93%	0.37%
	19.78		10.09%	0.97%	0.35%	161%	459,715	0.97%	0.35%
Class P	$17.08		24.79%[5]	0.78%[6]	0.53%[6]	32%[5]	$3,004	0.81%[6]	0.50%[6]
	13.78		12.51%	0.85%	0.52%	103%	7,121	0.85%	0.52%
	12.33	[4]	(32.04)%[4]	0.79%[6]	0.67%	154%	4,308	0.79%[6]	0.67%[6]
Class R	$16.58		24.47%[5]	1.42%[6]	0.37%[6]	32%[5]	$4,079	1.47%[6]	0.32%[6]
	13.32		11.93%	1.36%	(0.02)%	103%	4,179	1.36%	(0.02)%
	11.90	[4]	(34.51)%[4]	1.36%	0.06%	154%	10,553	1.36%	0.06%
	18.17		(5.68)%	1.34%	(0.16)%	134%	16,864	1.34%	(0.16)%
	21.04		13.92%	1.33%	(0.04)%	150%	18,552	1.33%	(0.04)%
	19.79		9.62%	1.37%	(0.05)%	161%	13,019	1.37%	(0.05)%

[3]	Per share numbers have been calculated using average shares.
[4]

Capital contribution from Affiliate increased the end of year net asset value and the total return. If the Affiliate had not made these payments, end of year net asset value and total return would have been reduced for Class A, Class B, Class C, Class D, Institutional Class, Administrative Class, Class P, and Class R, by $0.13 per share and 0.72%, $0.12 per share and 0.73%, $0.12 per share and 0.72%, $0.12 per share and 0.67%, $0.13 per share and 0.70%, $0.13 per share and 0.66%, $0.12 per share and 0.66%, and $0.13 per share and 0.71%, respectively.

[5]	Not annualized.
[6]	Annualized.

Financial Highlights

For a share outstanding throughout the six months ended December 31, 2010 (unaudited) and each year ended June 30,

	Period ended:		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains on Investments	Total Distributions to Shareholders
MANAGERS CADENCE FOCUSED GROWTH FUND*
Class A	12/31/2010		$6.98	($0.03)		$1.13		$1.10	($0.05)	($0.26)	($0.31)
	6/30/2010		6.59	0.02	[3]	0.46	[3]	0.48	(0.09)	—	(0.09)
	6/30/2009		9.67	0.02	[3]	(3.10)[3]		(3.08)	(0.00)#	—	(0.00)#
	6/30/2008		10.47	(0.01)[3]		(0.78)[3]		(0.79)	(0.01)	(0.00)#	(0.01)
	6/30/2007	†	9.30	(0.02)[3]		1.36	[3]	1.34	(0.03)	(0.14)	(0.17)
Class C	12/31/2010		$6.85	(0.01)[3]		1.16	[3]	$1.15	$0.00 #	($0.25)	($0.25)
	6/30/2010		6.46	(0.04)[3]		0.45	[3]	0.41	(0.02)	—	(0.02)
	6/30/2009		9.55	(0.03)[3]		(3.06)[3]		(3.09)	(0.00)#	—	(0.00)#
	6/30/2008		10.42	(0.09)[3]		(0.78)[3]		(0.87)	(0.00)#	(0.00)#	(0.00)#
	6/30/2007	†	9.30	(0.09)[3]		1.36	[3]	1.27	(0.01)	(0.14)	(0.15)
Class D	12/31/2010		$6.98	($0.06)		$1.14		$1.08	($0.06)	($0.26)	($0.32)
	6/30/2010		6.59	0.02	[3]	0.47	[3]	0.49	(0.10)	—	(0.10)
	6/30/2009		9.67	0.02	[3]	(3.10)[3]		(3.08)	(0.00)#	—	(0.00)#
	6/30/2008		10.47	(0.01)[3]		(0.79)[3]		(0.80)	(0.00)#	(0.00)#	(0.00)#
	6/30/2007	†	9.30	(0.01)[3]		1.36	[3]	1.35	(0.04)	(0.14)	(0.18)
Institutional Class	12/31/2010		$7.06	($0.03)		$1.10		$1.07	($0.08)	($0.26)	($0.34)
	6/30/2010		6.65	0.04	[3]	0.47	[3]	0.51	(0.10)	—	(0.10)
	6/30/2009		9.75	0.05	[3]	(3.13)[3]		(3.08)	(0.02)	—	(0.02)
	6/30/2008		10.54	0.03	[3]	(0.80)[3]		(0.77)	(0.02)	(0.00)#	(0.02)
	6/30/2007		9.34	0.03	[3]	1.33	[3]	1.36	(0.02)	(0.14)	(0.16)
	6/30/2006		7.82	0.04	[3]	1.50	[3]	1.54	(0.02)	—	(0.02)
Administrative Class	12/31/2010		$7.01	($0.06)		$1.19		$1.13	($0.06)	($0.26)	($0.32)
	6/30/2010		6.62	0.03	[3]	0.46	[3]	0.49	(0.10)	—	(0.10)
	6/30/2009		9.71	0.03	[3]	(3.12)[3]		(3.09)	(0.00)#	—	(0.00)#
	6/30/2008		10.50	0.00	#[3]	(0.79)[3]		(0.79)	(0.00)#	(0.00)#	(0.00)#
	6/30/2007	††	9.14	0.01	[3]	1.52	[3]	1.53	(0.03)	(0.14)	(0.17)
Class P	12/31/2010		$7.00	($0.04)		$1.10		$1.06	($0.08)	($0.26)	($0.34)
	6/30/2010		6.61	0.04		0.47		0.51	(0.12)	—	(0.12)
	6/30/2009	‡	9.44	0.04		(2.83)		(2.79)	(0.04)	—	(0.04)

*	At the start of business on September 27, 2010, the Allianz CCM Focused Growth Fund, a series of the Allianz Funds, was re-organized into the Managers Cadence Focused Growth Fund.
†	Commencement of operations was July 5, 2006.
††	Commencement of operations was September 15, 2006.
‡	Commencement of operations was July 7, 2008.
#	Round to less than $0.01 per share.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but include non- reimbursable expenses, if any, such as interest and taxes. (See Note 1 (c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	Rounds to less than 0.005%
[5]	Not annualized.
[6]	Annualized.

	Net Asset Value End of Period	Total Return[1]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)	Ratio of Total Expenses (Absent Expense Offsets) to Average Net Assets[2]	Ratio of Net Investment Income (loss) (Absent Expense Offsets) to Average Net Assets[2]
MANAGERS CADENCE FOCUSED GROWTH FUND
Class A	$8.39	17.44%[5]	1.08%[6]	0.26%[6]	44%[5]	$3,693	1.32%[6]	0.02%[6]
	6.98	7.21%	1.12%	0.24%	120%	3,602	—	—
	6.59	(31.85)%	1.11%	0.26%	156%	4,803	—	—
	9.67	(7.55)%	1.12%	(0.13)%	143%	7,418	—	—
	10.47	14.60%	1.11%[6]	(0.23)%[6]	106%	1,704	—	—
Class C	$8.25	23.16%[5]	1.82%[6]	(0.51)%[6]	44%[5]	$1,749	2.06%[6]	(0.74)%[6]
	6.85	6.38%	1.87%	(0.51)%	120%	1,624	—	—
	6.46	(32.34)%	1.86%	(0.48)%	156%	2,343	—	—
	9.55	(8.30)%	1.86%	(0.89)%	143%	2,706	—	—
	10.42	13.81%	1.86%[6]	(0.91)%[6]	106%	1,351	—	—
Class D	$8.38	24.63%[5]	1.07%[6]	0.24%[6]	44%[5]	$1,849	1.32%[6]	(0.01)%[6]
	6.98	7.25%	1.12%	0.27%	120%	1,375	—	—
	6.59	(31.85)%	1.11%	0.28%	156%	1,271	—	—
	9.67	(7.61)%	1.12%	(0.13)%	143%	1,811	—	—
	10.47	14.16%	1.11%[6]	(0.06)%[6]	106%	1,225	—	—
Institutional Class	$8.47	24.82%[5]	0.79%[6]	0.76%[6]	44%[5]	$15,700	1.04%[6]	0.52%[6]
	7.06	7.50%	0.74%	0.60%	120%	15,695	—	—
	6.65	(31.54)%	0.71%	0.67%	156%	90,722	—	—
	9.75	(7.30)%	0.72%	0.30%	143%	122,861	—	—
	10.54	14.72%	0.71%	0.30%	106%	50,850	—	—
	9.34	19.68%	0.73%	0.48%[6]	153%	4,600	—	—
Administrative Class	$8.46	25.32%[5]	0.97%[6]	0.35%[6]	44%[5]	$11	1.23%[6]	0.09%[6]
	7.01	7.34%	1.00%	0.38%	120%	8	—	—
	6.62	(31.80)%	0.97%	0.40%	156%	7	—	—
	9.71	(7.49)%	0.96%	0.00%[4]	143%	11	—	—
	10.50	16.96%	0.96%[6]	0.13%[6]	106%	12	—	—
Class P	$8.40	24.85%[5]	0.77%[6]	0.45%[6]	44%[5]	$207	1.01%[6]	0.21%[6]
	7.00	7.63%	0.85%	0.53%	120%	225	—	—
	6.61	(29.52)%	0.80%[6]	0.53%[6]	156%	82	—	—

Financial Highlights

For a share outstanding throughout the six months ended December 31, 2010 (unaudited) and each year ended June 30,

	Period ended:		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains on Investments	Total Distributions to Shareholders
MANAGERS CADENCE MID-CAP FUND*
Class A	12/31/2010		$18.23	$0.00	#	$5.46		$5.46	($0.03)	—	($0.03)
	6/30/2010		15.57	(0.03)[3]		2.69	[3]	2.66	—	—	—
	6/30/2009		25.56	(0.03)[3]		(9.96)[3]		(9.99)	—	—	—
	6/30/2008		28.34	(0.07)[3]		0.36	[3]	0.29	—	($3.07)	(3.07)
	6/30/2007		27.57	(0.01)[3]		3.65	[3]	3.64	—	(2.87)	(2.87)
	6/30/2006		24.47	(0.02)[3]		3.12	[3]	3.10	—	—	—
Class B	12/31/2010		$16.16	($0.06)		$4.87		$4.81	—	—	—
	6/30/2010		13.91	(0.15)[3]		2.40	[3]	2.25	—	—	—
	6/30/2009		23.00	(0.15)[3]		(8.94)[3]		(9.09)	—	—	—
	6/30/2008		25.97	(0.25)[3]		0.35	[3]	0.10	—	($3.07)	($3.07)
	6/30/2007		25.68	(0.19)[3]		3.35	[3]	3.16	—	(2.87)	(2.87)
	6/30/2006		22.96	(0.20)[3]		2.92	[3]	2.72	—	—	—
Class C	12/31/2010		$16.17	($0.08)		$4.90		$4.82	—	—	—
	6/30/2010		13.91	(0.15)[3]		2.41	[3]	2.26	—	—	—
	6/30/2009		23.01	(0.15)[3]		(8.95)[3]		(9.10)	—	—	—
	6/30/2008		25.99	(0.25)[3]		0.34	[3]	0.09	—	($3.07)	($3.07)
	6/30/2007		25.69	(0.20)[3]		3.37	[3]	3.17	—	(2.87)	(2.87)
	6/30/2006		22.97	(0.20)[3]		2.92	[3]	2.72	—	—	—
Class D	12/31/2010		$18.36	$0.01		$5.51		$5.52	($0.02)	—	($0.02)
	6/30/2010		15.69	(0.03)[3]		2.70	[3]	2.67	—	—	—
	6/30/2009		25.75	(0.07)[3]		(9.99)[3]		(10.06)	—	—	—
	6/30/2008		28.53	(0.10)[3]		0.39	[3]	0.29	—	($3.07)	(3.07)
	6/30/2007		27.73	(0.01)[3]		3.68	[3]	3.67	—	(2.87)	(2.87)
	6/30/2006		24.61	(0.01)[3]		3.13	[3]	3.12	—	—	—
Institutional Class	12/31/2010		$19.32	($0.02)		$5.72		$5.70	($0.10)	—	($0.10)
	6/30/2010		16.44	0.05	[3]	2.83	[3]	2.88	—	—	—
	6/30/2009		26.87	0.04	[3]	(10.47)[3]		(10.43)	—	—	—
	6/30/2008		29.54	0.04	[3]	0.36	[3]	0.40	—	($3.07)	(3.07)
	6/30/2007		28.50	0.103		3.81	[3]	3.91	—	(2.87)	(2.87)
	6/30/2006		25.20	0.103		3.20	[3]	3.30	—	—	—
Administrative Class	12/31/2010		$18.61	$0.00	#	$5.58		$5.58	($0.04)	—	($0.04)
	6/30/2010		15.88	0.00	#[3]	2.73	[3]	2.73	—	—	—
	6/30/2009		26.02	(0.01)[3]		(10.13)[3]		(10.14)	—	—	—
	6/30/2008		28.76	(0.03)[3]		0.36	[3]	0.33	—	($3.07)	(3.07)
	6/30/2007		27.89	0.03	[3]	3.71	[3]	3.74	—	(2.87)	(2.87)
	6/30/2006		24.71	0.02	[3]	3.16	[3]	3.18	—	—	—
Class P	12/31/2010		$19.28	(0.13)[3]		$5.82		$5.69	($0.09)	—	($0.09)
	6/30/2010		16.42	0.03	[3]	2.83	[3]	2.86	—	—	—
	6/30/2009	†	25.53	0.02	[3]	(9.13)[3]		(9.11)	—	—	—
Class R	12/31/2010		$18.22	$0.01		$5.48		$5.49	—	—	—
	6/30/2010		15.61	(0.07)[3]		2.68	[3]	2.61	—	—	—
	6/30/2009		25.67	(0.07)[3]		(9.99)[3]		(10.06)	—	—	—
	6/30/2008		28.52	(0.14)[3]		0.36	[3]	0.22	—	($3.07)	($3.07)
	6/30/2007		27.79	(0.08)[3]		3.68	[3]	3.60	—	(2.87)	(2.87)
	6/30/2006		24.73	(0.08)[3]		3.14	[3]	3.06	—	—	—

*	At the start of business on September 27, 2010, the Allianz CCM Mid-Cap Fund, a series of the Allianz Funds, was re-organized into the Managers Cadence Mid-Cap Fund.
†	Commencement of operations was July 7, 2008.
#	Round to less than $0.01 per share.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1 (c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but include non-reimbursable expenses, if any, such as interest and taxes. (See Note 1 (c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.

	Net Asset Value End of Period		Total Return[1]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)	Ratio of Total Expenses (Absent Expense Offsets) to Average Net Assets[2]	Ratio of Net Investment Income (loss) (Absent Expense Offsets) to Average Net Assets[2]
MANAGERS CADENCE MID-CAP FUND
Class A	$23.72		22.79%[6]	1.10%[7]	0.23%[7]	47%[6]	$180,137	1.14%[7]	0.19%[7]
	18.23		17.08%	1.11%	(0.14)%	107%	155,574	1.11%	(0.14)%
	15.57	[5]	(39.08)%[5]	1.11%	(0.20)%	148%	175,461	1.11%	(0.20)%
	25.56		0.31%	1.09%	(0.28)%	149%	307,962	1.09%	(0.28)%
	28.34		14.52%	1.09%	(0.05)%	164%	334,271	1.09%	(0.05)%
	27.57	[4]	12.67%[4]	1.11%	(0.06)%	174%	353,019	1.11%	(0.06)%
Class B	$20.97		24.76%[6]	1.93%[7]	(0.55)%[7]	47%[6]	$11,273	1.98%[7]	(0.59)%[7]
	16.16		16.18%	1.86%	(0.90)%	107%	12,120	1.86%	(0.90)%
	13.91	[5]	(39.52)%[5]	1.86%	(0.98)%	148%	17,882	1.86%	(0.98)%
	23.00		(0.44)%	1.84%	(1.02)%	149%	47,947	1.84%	(1.02)%
	25.99		13.67%	1.84%	(0.79)%	164%	64,763	1.84%	(0.79)%
	25.68	[4]	11.85%[4]	1.86%	(0.81)%	174%	85,023	1.86%	(0.81)%
Class C	$20.99		28.81%[6]	1.84%[7]	(0.63)%[7]	47%[6]	$29,100	1.88%[7]	(0.67)%[7]
	16.17		16.25%	1.86%	(0.89)%	107%	39,374	1.86%	(0.89)%
	13.91	[5]	(39.55)%[5]	1.86%	(0.96)%	148%	41,542	1.86%	(0.96)%
	23.01		(0.48)%	1.84%	(1.02)%	149%	86,421	1.84%	(1.02)%
	25.99		13.71%	1.84%	(0.80)%	164%	102,361	1.84%	(0.80)%
	25.69	[4]	11.84%[4]	1.86%	(0.80)%	174%	122,217	1.86%	(0.80)%
Class D	$23.90		30.29%[6]	1.45%[7]	0.29%[7]	47%[6]	$14,398	1.49%[7]	0.25%[7]
	18.36		17.02%	1.11%	(0.16)%	107%	13,012	1.86%	(0.91)%
	15.69	[5]	(39.07)%[5]	1.11%	(0.34)%	148%	22,739	1.86%	(1.09)%
	25.75		0.31%	1.09%	(0.38)%	149%	193,222	1.84%	(1.13)%
	28.53		14.55%	1.09%	(0.05)%	164%	27,561	1.84%	(0.80)%
	27.73	[4]	12.68%[4]	1.11%	(0.04)%	174%	30,758	1.86%	(0.79)%
Institutional Class	$25.12		30.53%[6]	0.69%[7]	0.60%[7]	47%[6]	$328,661	0.73%[7]	0.56%[7]
	19.32		17.52%	0.71%	0.26%	107%	292,232	0.74%	0.23%
	16.44	[5]	(38.82)%[5]	0.71%	0.21%	148%	312,484	0.71%	0.21%
	26.87		0.69%	0.69%	0.12%	149%	522,366	0.69%	0.12%
	29.54		15.02%	0.69%	0.35%	164%	482,027	0.69%	0.35%
	28.50	[4]	13.10%[4]	0.71%	0.35%	174%	470,705	0.71%	0.35%
Administrative Class	$24.23		30.40%[6]	0.93%[7]	0.37%[7]	47%[6]	$149,270	0.98%[7]	0.32%[7]
	18.61		17.19%	0.96%	0.01%	107%	130,157	0.99%	(0.02)%
	15.88	[5]	(38.97)%[5]	0.96%	(0.04)%	148%	129,640	0.96%	(0.04)%
	26.02		0.45%	0.94%	(0.11)%	149%	214,673	0.94%	(0.11)%
	28.76		14.73%	0.94%	0.11%	164%	278,073	0.94%	0.11%
	27.89	[4]	12.87%[4]	0.96%	0.09%	174%	304,305	0.96%	0.09%
Class P	$25.06		30.45%[6]	0.78%[7]	0.46%[7]	47%[6]	$3,625	0.82%[7]	0.42%[7]
	19.28		17.42%	0.84%	0.14%	107%	3,334	0.84%	0.14%
	16.42	[5]	(35.68)%[5]	0.80%[6]	0.12%[6]	148%	3,099	0.80%[6]	0.12%[6]
Class R	$23.71		30.13%[6]	1.37%[7]	(0.05)%[7]	47%[6]	$22,815	1.41%[7]	(0.09)%[7]
	18.22		16.72%	1.36%	(0.39)%	107%	22,485	1.36%	(0.39)%
	15.61	[5]	(39.19)%[5]	1.36%	(0.43)%	148%	32,069	1.36%	(0.43)%
	25.67		0.04%	1.34%	(0.52)%	149%	48,771	1.34%	(0.52)%
	28.52		14.25%	1.34%	(0.31)%	164%	47,308	1.34%	(0.31)%
	27.79	[4]	12.37%[4]	1.36%	(0.31)%	174%	40,579	1.36%	(0.31)%

[4]

Payments from Affiliates increased the end of period net asset value and the total return. If the Affiliates had not made these payments, the end of period net asset value and total return would have been reduced by $0.02 per share and 0.06% to 0.07%, respectively.

[5]

Capital contribution from Affiliate increased the end of year net asset value and the total return. If the Affiliate had not made these payments, end of year net asset value and total return would have been reduced for Class A, Class B, Class C, Class D, Institutional Class, Administrative Class, Class P, and Class R, by $0.21 per share and 0.83%, $0.19 per share and 0.83%, $0.19 per share and 0.82%, $0.24 per share and 0.93%, $0.22 per share and 0.82%, $0.21 per share and 0.81%, $0.20 per share and 0.79%, and $0.21 per share and 0.82%, respectively.

[6]	Not annualized.
[7]	Annualized.

Financial Highlights

For a share outstanding throughout the six months ended December 31, 2010 (unaudited) and each year ended June 30,

	Period ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions to Shareholders from Net Realized Gains on Investments
MANAGERS CADENCE EMERGING COMPANIES FUND*
Institutional Class	12/31/2010	$14.62	$0.03	$5.90		$5.93	—
	6/30/2010	12.44	(0.11)[3]	2.29	[3]	2.18	—
	6/30/2009	17.28	(0.08)[3]	(4.76)[3]		(4.84)	—
	6/30/2008	23.21	(0.14)[3]	(3.04)[3]		(3.18)	($2.75)
	6/30/2007	24.55	(0.11)[3]	1.14	[3]	1.03	(2.37)
	6/30/2006	23.27	(0.20)[3]	3.40	[3]	3.20	(1.92)
Administrative Class	12/31/2010	$13.73	$0.00 #	$5.54		$5.54	—
	6/30/2010	11.72	(0.12)[3]	2.13	[3]	2.01	—
	6/30/2009	16.32	(0.11)[3]	(4.49)[3]		(4.60)	—
	6/30/2008	22.12	(0.19)[3]	(2.86)[3]		(3.05)	($2.75)
	6/30/2007	23.57	(0.16)[3]	1.08	[3]	0.92	(2.37)
	6/30/2006	22.46	(0.25)[3]	3.28	[3]	3.03	(1.92)

*	At the start of business on September 27, 2010, the Allianz CCM Emerging Companies Fund, a series of the Allianz Funds, was re-organized into the Managers Cadence Emerging Companies Fund.
#	Round to less than $0.01 per share.
[1]	Total Returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1 (c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but include non- reimbursable expenses, if any, such as interest and taxes. (See Note 1 (c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	Not annualized.
[5]	Annualized.

	Net Asset Value End of Period	Total Return[1]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)	Ratio of Total Expenses (Absent Expense Offsets) to Average Net Assets[2]	Ratio of Net Investment Income (loss) (Absent Expense Offsets) to Average Net Assets[2]
MANAGERS CADENCE EMERGING COMPANIES FUND
Institutional Class	$20.55	40.56%[4]	1.40%[5]	0.37%[5]	48%[4]	$63,291	1.64%[5]	0.13%[5]
	14.62	17.52%	1.42%	(0.73)%	129%	55,166	1.55%	(0.86)%
	12.44	(28.01)%	1.42%	(0.65)%	142%	67,382	1.42%	(0.65)%
	17.28	(15.22)%	1.50%	(0.69)%	140%	206,444	1.50%	(0.69)%
	23.21	4.71%	1.51%	(0.49)%	188%	420,835	1.51%	(0.49)%
	24.55	14.08%	1.52%	(0.81)%	155%	597,208	1.52%	(0.81)%
Administrative Class	$19.27	40.35%[4]	2.03%[5]	(0.09)%[5]	48%[4]	$5,448	2.31%[5]	(0.37)%[5]
	13.73	17.15%	1.67%	(0.90)%	129%	1,830	1.80%	(1.03)%
	11.72	(28.19)%	1.67%	(0.91)%	142%	13,866	1.67%	(0.91)%
	16.32	(15.43)%	1.75%	(0.95)%	140%	23,812	1.75%	(0.95)%
	22.12	4.47%	1.76%	(0.74)%	188%	54,701	1.76%	(0.74)%
	23.57	13.82%	1.77%	(1.06)%	155%	62,776	1.77%	(1.06)%

Notes to Financial Statements

June 30, 2010 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: Managers Cadence Capital Appreciation Fund (“Capital Appreciation”) (formerly Allianz CCM Capital Appreciation Fund), Managers Cadence Focused Growth Fund (“Focused Growth”) (formerly Allianz CCM Focused Growth Fund), Managers Cadence Mid-Cap Fund (“Mid-Cap”) (formerly Allianz CCM Mid-Cap Fund), and Managers Cadence Emerging Companies Fund (“Emerging Companies”) (formerly Allianz CCM Emerging Companies Fund), collectively the “Funds.”

At the start of business on September 27, 2010, the Allianz CCM Capital Appreciation Fund, Allianz CCM Focused Growth Fund, Allianz CCM Mid-Cap Fund, and the Allianz CCM Emerging Companies Fund, each a series of the Allianz Funds (the “Predecessor Funds”), were reorganized into a respective series of the Trust, as described above.

Capital Appreciation and Mid-Cap offer Class A shares, Class B shares, Class C shares, Class D shares, Class P shares, Class R shares, Institutional Class shares and Administrative Class shares. Focused Growth offers Class A shares, Class C shares, Class D shares, Class P shares, Institutional Class shares and Administrative Class shares. Emerging Companies offers Institutional Class shares and Administrative Class Shares. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class B shares, Class C shares and certain Class A shares may be subject to a contigent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. The Investment Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Funds’ Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are fair valued, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent

Notes to Financial Statements (continued)

uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the period September 27, 2010 to December 31, 2010, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Capital Appreciation – $6,383 or 0.01%, Focused Growth – $106 or 0.01%, and Mid-Cap – $26,265 or 0.01%. Prior to September 27, 2010, the Funds did not participate in a brokerage recapture program.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the period September 27, 2010, to December 31, 2010, the custodian expense was not reduced. Prior to September 27, 2010, the Predecessor Funds had no balance credit arrangement with the predecessor custodian, State Street Bank & Trust Co.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal funds rate on the day of the overdraft. For the period September 27, 2010, through December 31, 2010, there were no overdraft fees. Prior to September 27, 2010, the Predecessor Funds had a similar agreement with State Street Bank & Trust Co., and the overdraft fees for the period prior to September 27, 2010, were as follows: Capital Appreciation – $66; Focused Growth – $1,658, and Emerging Companies Fund – $271.

Notes to Financial Statements (continued)

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the period September 27, 2010, through December 31, 2010, the transfer agent expense was reduced as follows: Capital Appreciation - $247; Focused Growth - $7; Mid-Cap - $210 and Emerging Companies – $16. Prior to September 27, 2010, the Funds’ former Transfer Agent, Boston Financial Data Services-Midwest, Inc., did not have a balance credit arrangement with the Funds and the fees were not reduced.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, will be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of their taxable income and gains to their shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended June 30, 2007-2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of December 31, 2010 the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

	Capital Loss Carryover Amount	Expires June 30,
Capital Appreciation	$163,631,000	2017
	193,893,000	2018

Total	$357,524,000

Focused Growth	$13,931,000	2017

Mid-Cap	$153,565,000	2017
	167,138,000	2018

Total	$320,703,000

Emerging Companies	$43,467,000	2017
	19,898,000	2018

Total	$63,365,000

*	The Fund’s ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on results of share ownership activity.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended

Notes to Financial Statements (continued)

December 31, 2010, and the fiscal year ended June 30, 2010, the capital stock transactions by class for the Funds were:

	CAPITAL APPRECIATION
	For the six months ended December 31, 2010		For the fiscal year ended June 30, 2010
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	1,253,997	$19,173,126	1,986,588	$27,914,472
Reinvestment of dividends and distributions	23,867	395,006	15,682	220,333
Shares repurchased	(2,246,282)	(33,734,955)	(7,104,496)	(98,336,298)

Net Decrease	(968,418)	($14,166,823)	(5,102,226)	($70,201,493)

Class B Shares
Sale of shares	1,717	$21,374	31,602	$393,345
Reinvestment of dividends and distributions			2	19
Shares repurchased	(288,526)	(3,795,202)	(637,536)	(8,072,346)

Net Decrease	(286,809)	($3,773,828)	(605,932)	($7,678,982)

Class C Shares
Sale of shares	279,316	$3,809,481	268,277	$3,389,017
Reinvestment of dividends and distributions	—	—	3	36
Shares repurchased	(1,709,432)	(23,537,857)	(1,325,555)	(16,672,233)

Net Decrease	(1,430,116)	($19,728,376)	(1,057,275)	($13,283,180)

Class D Shares
Sale of shares	3,596,416	$52,778,813	14,163,055	$193,449,222
Reinvestment of dividends and distributions	82,785	1,351,046	80,010	1,109,734
Shares repurchased	(1,326,437)	(19,784,035)	(6,289,592)	(90,202,761)

Net Increase	2,352,764	$34,345,824	7,953,473	$104,356,195

Institutional Class Shares
Sale of shares	428,075	$6,540,379	3,409,728	$50,047,627
Reinvestment of dividends and distributions	79,220	1,358,626	110,323	1,605,193
Shares repurchased	(2,249,694)	(34,824,292)	(12,351,646)	(184,461,259)

Net Decrease	(1,742,399)	($26,925,287)	(8,831,595)	($132,808,439)

Administrative Class Shares
Sale of shares	727,626	$11,096,134	1,951,507	$27,407,534
Reinvestment of dividends and distributions	62,925	1,046,443	75,644	1,067,334
Shares repurchased	(1,896,594)	(28,433,050)	(7,628,411)	(103,861,980)

Net Decrease	(1,106,043)	($16,290,473)	(5,601,260)	($75,387,112)

Class R Shares
Sale of shares	20,336	$300,698	102,777	$1,413,829
Reinvestment of dividends and distributions	—	—	1	6
Shares repurchased	(87,931)	(1,274,058)	(675,753)	(9,294,919)

Net Decrease	(67,595)	($973,360)	(572,975)	($7,881,084)

Class P Shares
Sale of shares	23,447	$358,870	411,323	$5,666,328
Reinvestment of dividends and distributions	473	8,079	680	9,866
Shares repurchased	(364,779)	(5,623,435)	(244,715)	(3,540,289)

Net Increase (Decrease)	(340,859)	($5,256,486)	167,288	$2,135,905

Notes to Financial Statements (continued)

	FOCUSED GROWTH
	For the six months ended December 31, 2010		For the fiscal year ended June 30, 2010
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	10,438	$81,910	48,014	$364,167
Reinvestment of dividends and distributions	15,324	128,417	6,352	48,149
Shares repurchased	(101,573)	(783,581)	(267,369)	(2,004,002)

Net Decrease	(75,811)	($573,254)	(213,003)	($1,591,686)

Class C Shares
Sale of shares	4,924	$38,210	27,425	$200,215
Reinvestment of dividends and distributions	5,290	43,642	726	5,426
Shares repurchased	(35,488)	(275,106)	(153,859)	(1,115,314)

Net Decrease	(25,274)	($193,254)	(125,708)	($909,673)

Class D Shares
Sale of shares	17,671	$144,643	28,600	$213,939
Reinvestment of dividends and distributions	7,996	66,925	2,583	19,581
Shares repurchased	(2,022)	(16,235)	(26,978)	(209,485)

Net Increase	23,645	$195,333	4,205	$24,035

Institutional Class Shares
Sale of shares	16,371	$131,510	768,979	$5,850,102
Reinvestment of dividends and distributions	77,582	657,117	63,330	485,111
Shares repurchased	(464,425)	(3,814,439)	(12,258,860)	(91,853,768)

Net Decrease	(370,472)	($3,025,812)	(11,426,551)	($85,518,555)

Administrative Class Shares
Sale of shares	1,277	$10,000	—	—
Reinvestment of dividends and distributions	49	415	15	$116
Shares repurchased	(1,130)	(8,825)	—	—

Net Increase	196	$1,590	15	$116

Class P Shares
Sale of shares	452	$3,789	25,576	$187,068
Reinvestment of dividends and distributions	511	4,290	37	281
Shares repurchased	(8,433)	(61,482)	(5,885)	(45,702)

Net Increase (Decrease)	(7,470)	($53,403)	19,728	$141,647

Notes to Financial Statements (continued)

	MID-CAP
	For the six months ended December 31, 2010		For the fiscal year ended June 30, 2010
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	1,090,845	$23,300,019	1,806,576	$33,350,675
Reinvestment of dividends and distributions	7,893	187,226	—	—
Shares repurchased	(2,039,420)	(41,854,487)	(4,541,409)	(84,882,571)

Net Decrease	(940,682)	($18,367,242)	(2,734,833)	($51,531,896)

Class B Shares
Sale of shares	6,351	$113,811	18,957	$306,631
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(218,860)	(4,003,798)	(554,843)	(9,253,000)

Net Decrease	(212,509)	($3,889,987)	(535,886)	($8,946,369)

Class C Shares
Sale of shares	90,300	$1,685,418	143,375	$2,366,309
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(1,139,010)	(21,555,845)	(693,781)	(11,330,977)

Net Decrease	(1,048,710)	($19,870,427)	(550,406)	($8,964,668)

Class D Shares
Sale of shares	23,321	$502,634	78,074	$1,463,884
Reinvestment of dividends and distributions	498	11,904	—	—
Shares repurchased	(130,072)	(2,680,675)	(819,240)	(14,707,061)

Net Decrease	(106,253)	($2,166,137)	(741,166)	($13,243,177)

Institutional Class Shares
Sale of shares	1,577,660	$35,351,664	3,627,289	$71,968,901
Reinvestment of dividends and distributions	45,950	1,153,803	—	—
Shares repurchased	(3,666,877)	(82,725,733)	(7,514,096)	(146,646,025)

Net Decrease	(2,043,267)	($46,220,266)	(3,886,807)	($74,677,124)

Administrative Class Shares
Sale of shares	373,878	$8,355,384	2,224,816	$41,288,004
Reinvestment of dividends and distributions	9,176	222,314	—	—
Shares repurchased	(1,215,745)	(25,367,256)	(3,398,662)	(66,149,625)

Net Decrease	(832,691)	($16,789,558)	(1,173,846)	($24,861,621)

Class R Shares
Sale of shares	124,703	$2,625,736	403,829	$7,454,566
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(396,396)	(8,042,695)	(1,225,020)	(22,283,277)

Net Decrease	(271,693)	($5,416,959)	(821,191)	($14,828,711)

Class P Shares
Sale of shares	17,782	$382,273	61,399	$1,208,929
Reinvestment of dividends and distributions	185	4,633	—	—
Shares repurchased	(46,254)	(984,526)	(77,204)	(1,509,989)

Net Decrease	(28,287)	($597,620)	(15,805)	($301,060)

Notes to Financial Statements (continued)

	EMERGING COMPANIES
	For the six months ended December 31, 2010		For the fiscal year ended June 30, 2010
	Shares	Amount	Shares	Amount
Institutional Class Shares
Sale of shares	178,137	$3,199,933	373,355	$5,352,100
Reinvestment of dividends and distributions	—	—	—
Shares repurchased	(870,704)	(13,893,436)	(2,015,999)	(28,702,892)

Net Decrease	(692,567)	($10,693,503)	(1,642,644)	($23,350,792)

Administrative Shares
Sale of shares	171,012	$3,260,343	102,404	$1,360,489
Reinvestment of dividends and distributions	—	—	—
Shares repurchased	(21,597)	(348,200)	(1,152,448)	(17,475,317)

Net Increase (Decrease)	149,415	$2,912,143	(1,050,044)	($16,114,828)

At December 31, 2010, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Capital Appreciation – two collectively own 39%; Focused Growth – one owns 17%; Mid-Cap – one owns 36% and Emerging Companies – two collectively own 24%. Transactions by these shareholders may have a material impact on the Funds.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. Prior to September 27, 2010, the Predecessor Funds had a similar Investment Management Agreement with Allianz Global Investors Fund Management LLC (“Allianz”). The Funds’ investment portfolios are managed by Cadence Capital Management, LLC (“Cadence” or the “Subadvisor”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and Cadence with respect to each of the Funds. Prior to September 27, 2010, Cadence served as the subadvisor to the Funds pursuant to a subadvisory agreement between Allianz and Cadence with respect to each of the Predecessor Funds.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the period September 27, 2010, to December 31, 2010, the annual investment management fee rates, as a percentage of average daily net assets, were as follows:

Fund	Investment Management Fee
Capital Appreciation	0.45%
Focused Growth	0.45%
Mid-Cap	0.45%
Emerging Companies	1.25%

Prior to September 27, 2010, all of the Predecessor Funds, except Allianz CCM Emerging Companies Fund, paid an investment management fee of 0.45%. Allianz CCM Emerging Companies Fund paid an investment management fee of 1.25%, of which Allianz voluntarily waived 0.10%.

Effective September 27, 2010, each Fund entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to

Notes to Financial Statements (continued)

each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of average net assets per annum. Prior to September 27, 2010, the predecessor Funds participated in a “unitary” fee structure where Allianz provided administrative services to the Funds and would also bear the cost of most third-party administrative services required by the Funds, including audit, custodial, portfolio accounting, legal and transfer agency. The effective Administration fee rate for each class and the portion of the Administration fee in the financial statements that was accrued for the period from July 1, 2010 to September 27, 2010, were as follows:

	Capital Appreciation		Focused Growth		Mid-Cap		Emerging Companies
	Rate*	Amount	Rate*	Amount	Rate*	Amount	Rate*	Amount
Class A	0.40%	$3,620	0.40%	$114	0.40%	$5,031	n/a	n/a
Class B	0.40	266	0.40	n/a	0.40	382	n/a	n/a
Class C	0.40	1,656	0.40	56	0.40	1,345	n/a	n/a
Class D	0.40	7,672	0.40	50	0.40	432	n/a	n/a
Institutional Class	0.25	3,913	0.30	402	0.30	6,521	0.25%	$1,025
Administrative Class	0.25	4,367	0.28	1	0.25	2,745	0.25	41
Class P	0.38	249	0.38	6	0.38	108	n/a	n/a
Class R	0.40	124	0.40	n/a	0.40	677	n/a	n/a

Totals		$21,867		$629		$17,241		$1,066

*	Total Administration fee rate for each Predecessor Fund’s class of shares was reduced according to the following schedule: by 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on net assets in excess of $2.5 billion, by an additional 0.025% per annum on net assets in excess of $5 billion, and by an additional 0.025% per annum on net assets in excess of $7.5 billion. To the extent that any such reduction in fee rate applied, the dollar amount of the fee reduction with respect to each share class was calculated and applied on a pro-rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

The Investment Manager for the Funds has contractually agreed, through at least November 1, 2012, to waive fees and pay or reimburse Fund expenses of Capital Appreciation, Focused Growth, Mid-Cap, and Emerging Companies, in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses and extraordinary items) to 0.72%, 0.71%, 0.72% and 1.42%, respectively, of each Fund’s average daily net assets.

The Funds are obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such future year to exceed the above percentages, based on the Fund’s average daily net assets. Prior to September 27, 2010, Allianz voluntarily agreed to waive certain investment management and administrative fees to reduce Fund expenses. For the period prior to September 27, 2010, these fees were not reduced. For the period of September 27, 2010 through December 31, 2010, the Funds made no repayments to the Investment Manager. At December 31, 2010, the cumulative amounts of reimbursement by the Investment Manager subject to repayment were as follows:

	Capital Appreciation	Focused Growth	Mid-Cap	Emerging Companies
Reimbursement Available - 9/27/10	—	—	—	—
Additional Reimbursements	$189,154	$29,418	$183,165	$71,062
Repayments	—	—	—	—
Expired Reimbursements	—	—	—	—

Reimbursement Available -12/31/10	$189,154	$29,418	$183,165	$71,062

Notes to Financial Statements (continued)

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds. Prior to September 27, 2010, the Predecessor Funds had adopted a deferred compensation plan for the Trustees, which permitted the Trustees to defer their receipt of compensation from the Funds. The portion of Trustee fees and expenses paid prior to September 27, 2010, by the Predecessor Funds to their former Trustees amounted to: Capital Appreciation - $2,653; Focused Growth – $67; Mid-Cap – $2,277 and Emerging Companies – $177.

The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly owned subsidiary of the Investment Manager. Prior to September 27, 2010, the distributor was Allianz Global Investors Distributors LLC. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Effective September 27, 2010, the Funds adopted a distribution and service plan (the “plan”) with respect to the shares of each class of the Funds, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributors up to a certain percentage annually of the Fund’s average daily net assets attributable to each respective class shares. The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by each class’s shares for shareholder servicing may not exceed a certain annual percentage rate of the average daily net asset value of the Fund’s shares of each class owned by its clients of such broker, dealer or financial intermediary. The annual percentages of daily net assets for 12b-1 fees congruent with the Plan for each applicable share class of the Funds are detailed in the chart below:

Fund	12b-1 Fees
Capital Appreciation
Institutional Class	N/A
Administrative Class	N/A
Class A	0.25%
Class B	1.00%
Class C	1.00%
Class D	0.25%
Class P	N/A
Class R	0.50%
Focused Growth
Institutional Class	N/A
Administrative Class	0.05%
Class A	0.25%
Class C	1.00%
Class D	0.25%
Class P	N/A
Mid-Cap Fund
Institutional Class	N/A
Administrative Class	N/A
Class A	0.25%
Class B	1.00%
Class C	1.00%
Class D	0.25%
Class P	N/A
Class R	0.50%
Emerging Companies
Institutional Class	N/A
Administrative Class	N/A

Prior to September 27, 2010, the Predecessor Funds paid 12b-1 fees of 1.00% on all Class B and Class C shares, 0.25% on all Class A and Class D shares, and 0.50% on all Class R shares. Other share classes did not pay a 12b-1 fee prior to September 27, 2010.

On June 23, 2009, the Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the Managers Family of Funds (the “Fund Family”). Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan

Notes to Financial Statements (continued)

is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Funds’ Board of Trustees (the “Board”), and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the period September 27, 2010, to December 31, 2010, the following Fund lent to other Funds in the Fund Family: Mid-Cap lent $2,470,476 for 6 days earning interest of $311. The interest amount is included in the Statement of Operations in interest income. For the period September 27, 2010, to December 31, 2010, the following Fund borrowed from other Funds in the Fund Family: Mid-Cap borrowed $9,683,576 for 6 days paying interest of $1,263. The interest amount is included in the Statement of Operations as miscellaneous expense. At December 31, 2010, the following interfund loan was outstanding:

Borrowing Fund	Loan Date	Description/Rate	Payable Amount
Focused Growth*	12/30/2010	Interfund Loan, 1.140%	$1,708,827

*	For the two days the Fund’s loan was outstanding, the interest accrued at December 31, 2010, was approximately $107.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended December 31, 2010, were as follows:

Fund	Purchases	Sales
Capital Appreciation	$261,476,181	$322,029,913
Focused Growth	10,219,783	14,798,526
Mid-Cap	324,711,250	441,920,151
Emerging Companies	27,596,963	35,191,544

4.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

5.	Subsequent Events

The Funds have determined that no additional material events or transactions occurred through the issuance of the Fund’s financial statements, which require additional disclosure in or adjustment of the Fund’s financial statements.

Proxy Result Information (unaudited)

At the Special Meeting of Shareholders of the Predecessor Funds held on September 20, 2010, the following votes were recorded. The proposal, which shareholders were asked to vote on, is explained in further detail in the proxy statement dated June 22, 2010.

Proposal 1-To approve the Reorganization, as defined and described in the combined proxy statement/prospectus related to the Special Meeting of the shareholders of the Fund held on September 20, 2010. The results are as follow:

	No. of Shares	% of Oustanding Shares	% of Shares Voted
Allianz CCM Cadence Capital Appreciation Fund
Proposal 1
Affirmative	24,206,027	41.99%	82.98%
Against	569,417	0.99%	1.95%
Abstain	4,395,215	7.62%	15.07%

Totals	29,170,659	50.60%	100.00%

Allianz CCM Focused Growth Appreciation Fund
Proposal 1
Affirmative	2,155,769	65.52%	90.67%
Against	60,960	1.85%	2.56%
Abstain	160,886	4.89%	6.77%

Totals	2,377,615	72.26%	100.00%

Allianz CCM Cadence Mid-Cap Fund
Proposal 1
Affirmative	16,194,551	44.61%	86.05%
Against	1,077,470	2.97%	5.72%
Abstain	1,548,978	4.27%	8.23%

Totals	18,820,999	51.85%	100.00%

Allianz CCM Cadence Emerging Companies Fund
Proposal 1
Affirmative	1,565,098	39.74%	75.57%
Against	55,718	1.41%	2.69%
Abstain	450,322	11.43%	21.74%

Totals	2,071,138	52.58%	100.00%

Pursuant to the Securities and Exchange Act of 1940, such total votes on the proposals represented a quorum of the outstanding shares of the Fund.

Annual Renewal of Investment Advisory Agreements (unaudited)

At a meeting held on May 4, 2010, the Board of Trustees (the “Trustees”) of The Managers Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve, with respect to the Managers Cadence Capital Appreciation Fund, Managers Cadence Emerging Companies Fund, Managers Cadence Focused Fund and Managers Cadence Mid-Cap Fund, each a new series of the Trust (each a “New Fund” and collectively the “New Funds”), in connection with the reorganizations of the Allianz CCM Capital Appreciation Fund, Allianz CCM Emerging Companies Fund, Allianz CCM Focused Growth Fund and Allianz CCM Mid-Cap Fund, each a series of Allianz Funds (each a “Predecessor Fund” and collectively the “Predecessor Funds”), into the New Funds (the “Reorganizations”), an amendment to the Fund Management Agreement between Managers Investment Group LLC (“Managers” or the “Investment Manager”) and the Trust with respect to the New Funds (the “Investment Management Agreement”), and a new Subadvisory Agreement between Managers and Cadence Capital Management LLC (“Cadence” or the “Subadvisor”) with respect to each New Fund (each a “Subadvisory Agreement” and collectively the “Subadvisory Agreements” and, together with the “Investment Management Agreement,” the “New Fund Agreements”). The Trustees were separately represented by independent counsel in their consideration of the New Fund Agreements.

In considering the New Fund Agreements, the Trustees reviewed a variety of materials relating to the New Funds, Managers and Cadence, including fee and expense information for an appropriate peer group of similar mutual funds for each New Fund (each a “Peer Group”) and other information regarding the nature, extent and quality of services to be provided by Managers and Cadence under their respective agreements. Because each New Fund is a newly created series of the Trust and has not yet begun operations, no comparative performance information for the New Funds was provided. The Trustees, however, considered the performance of the Predecessor Funds, as disclosed in each Predecessor Fund’s prospectus dated November 1, 2009, as supplemented, its annual report to shareholders dated June 30, 2009, and its semi-annual report to shareholders dated December 31, 2009. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management and (b) discussed with legal counsel the legal standards applicable to their consideration of the New Fund Agreements.

Nature, extent and quality of services

In considering the nature, extent and quality of the services to be provided by Managers under the Investment Management Agreement, the Trustees reviewed information relating to Managers’ operations and personnel. Among other things, Managers provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by Managers relating to the performance of its duties with respect to other series of the Trust and the Trustees’ familiarity with Managers’ management through Board meetings, discussions and reports.

In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the search, selection and monitoring services performed by Managers in overseeing the portfolio management responsibilities of Cadence; (b) Managers’ ability to supervise the New Funds’ other service providers; and (c) Managers’ compliance programs. The Trustees also took into account the financial condition of Managers with respect to its ability to provide the services required under the Investment Management Agreement and noted that, as of March 31, 2010, Managers had approximately $8.3 billion in assets under management.

In considering the nature, extent, and quality of services to be provided by Cadence under each Subadvisory Agreement, the Trustees noted that Cadence serves as the subadvisor to the Predecessor Funds and will serve as the subadvisor to the New Funds after the Reorganizations. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by Cadence to each New Fund; (b) the qualifications and experience of Cadence’s personnel; and (c) Cadence’s compliance programs. The Trustees also took into account the financial condition of Cadence with respect to its ability to provide the services required under each Subadvisory Agreement and noted that, as of March 31, 2010, Cadence managed approximately $5.9 billion in assets.

The Trustees considered the investment philosophy, strategies and techniques that are intended to be used in managing each New Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding Cadence’s organizational and management structure and Cadence’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at Cadence with portfolio management responsibility for the New Funds, including the information set forth in each New Fund’s prospectus and statement of additional information to be filed with the Securities and Exchange Commission. The Trustees noted that one of the portfolio managers has managed the Allianz CCM Capital Appreciation Fund and the Allianz CCM Mid-Cap Fund since 1992, the Allianz CCM Emerging Companies Fund since its inception in 1993 and the Allianz CCM Focused Growth Fund since its inception in 1999, another portfolio manager has managed each Predecessor Fund since 2004 and a third portfolio manager has managed each Predecessor Fund since 2006. The Trustees also noted that each of the portfolio managers has worked at Cadence for at least ten years, with one of the portfolio managers serving as Managing Director, Chief Investment Officer and Executive Vice President of Cadence, another portfolio manager serving as Managing Director of Cadence and a third portfolio manager serving as Managing Director and Chief Executive Officer of Cadence. The Trustees observed that each New Fund’s portfolio would be managed in substantially the same manner and by the same personnel as the corresponding Predecessor Fund. In addition, the Trustees considered that Cadence employs a “growth-at-a-reasonable-price” strategy, which combines reliance on a proprietary quantitative model, consisting of various growth factors tempered by certain value factors, with fundamental analysis, and that Cadence seeks to apply this approach to various market capitalizations of the funds that it manages.

Annual Renewal of Investment Advisory Agreements (continued)

Performance

Because the New Funds have not yet commenced operations, the Trustees noted that they could not draw any conclusions regarding the performance of the New Funds. The Trustees, however, considered the performance of the Predecessor Funds, as disclosed in each Predecessor Fund’s prospectus dated November 1, 2009, as supplemented, its annual report to shareholders dated June 30, 2009, and its semi-annual report to shareholders dated December 31, 2009. The Trustees concluded that this performance record supported the approval of each Subadvisory Agreement.

Advisory Fees and Profitability

In considering the reasonableness of the advisory fee charged by Managers for managing the New Funds, the Trustees noted that Managers, and not the New Funds, is responsible for paying the fees charged by the New Funds’ Subadvisor, Cadence, and, therefore, that the fees paid to Managers cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by Managers and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Managers Cadence Emerging Companies Fund to Managers can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. The Trustees noted that (i) the Managers Cadence Capital Appreciation Fund’s estimated advisory fee and total gross expenses as of March 31, 2009, were both lower than the average for the New Fund’s Peer Group; (ii) the Managers Cadence Emerging Companies Fund’s estimated advisory fee and total gross expenses as of March 31, 2010 were higher than and lower than, respectively, the average for the New Fund’s Peer Group; (iii) the Managers Cadence Focused Growth Fund’s estimated advisory fee and total gross expenses as of March 31, 2010 were both lower than the average for the New Fund’s Peer Group; and (iv) the Managers Cadence Mid-Cap Fund’s estimated advisory fee and total gross expenses as of March 31, 2010 were both lower than the average for the New Fund’s Peer Group. The Trustees also took into account the fact that Managers has contractually agreed, through at least November 1, 2012, to limit the net annual operating expenses (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) for each of the Managers Cadence Capital Appreciation Fund, the Managers Cadence Emerging Companies Fund, the Managers Cadence Focused Growth Fund and the Managers Cadence Mid-Cap Fund to 0.72%, 1.42%, 0.76% and 0.72%, respectively, of the New Fund’s average daily net assets, noting that the net expenses of each of the Managers Cadence Capital Appreciation Fund, the Managers Cadence Focused Growth Fund and the Managers Cadence Mid-Cap Fund were lower than the average for the New Fund’s corresponding Peer Group. In addition, the Trustees took into account the fact that with respect to the Managers Cadence Emerging Companies Fund, Managers has voluntarily agreed to reduce advisory fees further in accordance with the advisory fee waiver that existed prior to the Reorganizations. The Trustees concluded that, in light of the nature, extent and quality of the services provided by Managers and Cadence and the considerations noted above with respect to Managers and Cadence, each New Fund’s advisory fees are reasonable.

In considering the reasonableness of the advisory fee payable to Managers, the Trustees reviewed information provided by Managers setting forth all revenues and other benefits, both direct and indirect, received by Managers and its affiliates attributable to managing the New Funds and all the mutual funds in the Managers family of funds, the cost of providing such services and the resulting profitability to Managers and its affiliates from these relationships. The Trustees also noted that the subadvisory fees are paid by Managers out of its advisory fee. Based on the foregoing, the Trustees concluded that the profitability to Managers is reasonable and that Managers is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee. With respect to economies of scale, the Trustees also noted that as each New Fund’s assets increase over time, the New Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by Managers to Cadence, the Trustees considered a presentation by representatives of Cadence regarding Cadence’s organization, management and financial stability, which presentation related generally to the estimated cost to Cadence of providing subadvisory services to each New Fund and the resulting profitability from such relationship. The Trustee’s relied on the ability of Managers to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that Managers is not affiliated with the Subadvisor.

In addition, the Trustees noted that the subadvisory fees are paid by Managers out of its advisory fee. Accordingly, the cost of services to be provided by Cadence and the profitability to Cadence of its relationship with the New Funds were not material factors in the Trustees’ deliberations. For similar reasons, and based on the potential size of the New Funds, the Trustees concluded that the effect of any economies of scale being realized by Cadence was not a material factor in the Trustees’ deliberations at the time.

After consideration of the foregoing, the Trustees reached the following conclusions regarding the New Fund Agreements, in addition to those conclusions discussed above: (a) Managers and Cadence have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement; (b) Cadence’s investment strategy is appropriate for pursuing each New Fund’s investment objectives; (c) Cadence is reasonably likely to execute its investment strategy consistently over time; and (d) Managers and Cadence maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the New Fund Agreements would be in the best interests of each New Fund and its shareholders. Accordingly, on May 4, 2010, the Trustees, including all of the Independent Trustees, unanimously voted to approve the New Fund Agreements.

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Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS
CADENCE CAPITAL APPRECIATION	INTERNATIONAL EQUITY
CADENCE FOCUSED GROWTH	AllianceBernstein L.P.
CADENCE MID-CAP	Lazard Asset Management, LLC
CADENCE EMERGING COMPANIES	Martin Currie Inc.
Cadence Capital Management, LLC
REAL ESTATE SECURITIES
CHICAGO EQUITY PARTNERS MID-CAP	Urdang Securities Management, Inc.
Chicago Equity Partners, LLC
RENAISSANCE LARGE CAP GROWTH
EMERGING MARKETS EQUITY	Renaissance Group LLC
Rexiter Capital Management Limited
Schroder Investment Management North America Inc.	SKYLINE SPECIAL EQUITIES
PORTFOLIO
ESSEX SMALL/MICRO CAP GROWTH	Skyline Asset Management, L.P.
Essex Investment Management Co., LLC
SPECIAL EQUITY
FQ TAX-MANAGED U.S. EQUITY	Ranger Investment Management, L.P.
FQ U.S. EQUITY	Lord, Abbett & Co. LLC
First Quadrant, L.P.	Smith Asset Management Group, L.P.
Federated MDTA LLC
FRONTIER MALL CAP GROWTH
Frontier Capital Management Company, LLC	SYSTEMATIC VALUE
SYSTEMATIC MID CAP VALUE
GW&K SMALL CAP EQUITY	Systematic Financial Management, L.P
Gannett Welsh & Kotler, LLC	.
TIMESSQUARE MID CAP GROWTH
INSTITUTIONAL MICRO-CAP	TIMESSQUARE SMALL CAP GROWTH
MICRO-CAP	TSCM GROWTH EQUITY
Lord, Abbett & Co. LLC	TimesSquare Capital Management, LLC
WEDGE Capital Management L.L.P.
Next Century Growth Investors LLC	TRILOGY GLOBAL EQUITY
RBC Global Asset Management (U.S.) Inc.	TRILOGY EMERGING MARKETS EQUITY
TRILOGY INTERNATIONAL SMALL CAP
Trilogy Global Advisors, L.P.

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)         Not applicable.

(a)(2)         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)         Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ John H. Streur
John H. Streur, President

Date: March 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: March 9, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: March 9, 2011